U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|X|  Pre-Effective Amendment No.  4     |_ |  Post-Effective Amendment No. ___

(Check appropriate box or boxes)

AMERICAN NATIONAL INVESTMENTS ACCOUNTS, INC.
(Exact Name of Registrant as Specified in Charter)

(281) 334-2469
(Area Code and Telephone Number)

2450 South Shore Blvd., Suite 400, League City, Texas  77573
(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

Teresa E. Axelson

2450 South Shore Blvd., Suite 400

League City, Texas  77573
(Name and Address of Agent for Service)

With a copy to:

Sean A. Monticello

Greer, Herz & Adams, LLP

One MoodyPlaza, 18th Floor

Galveston, Texas  77550

           Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

           It is proposed that this filing will become effective on October 7, 2008 pursuant to Rule 488.

           An indefinite number of Registrant's shares of beneficial interest, par value $0.01 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
Form N-14
Cross Reference Sheet
Pursuant to Rule 481(a) Under the Securities Act of 1933
FORM N-14 ITEM NO.	PROSPECTUS/PROXY STATEMENT CAPTION

PART A
Item 1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page

Item 2.	Beginning and Outside Back Cover Page of Prospectus	Cover Page

Item 3.	Fee Table, Synopsis Information and Risk Factors	Summary; Comparison of the SCMC Portfolio and the Growth Portfolio

Item 4.	Information About the Transaction

Notice of Special Meeting of Shareholders; Questions and Answers; Summary; Comparison of the SCMC Portfolio and the Growth Portfolio; Board Considerations; Information Relating to the Reorganization; Shareholder Rights

Item 5.	Information About the Registrant

Notice of Special Meeting of Shareholders; Summary; Comparison of the SCMC Portfolio and the Growth Portfolio; Board Considerations; Information Relating to the Reorganization; Additional Information about the SCMC Portfolio and the Growth Portfolio

Item 6.	Information About the Company Being Acquired

Notice of Special Meeting of Shareholders; Questions and Answers; Summary; Comparison of the SCMC Portfolio and the Growth Portfolio; Board Considerations; Information Relating to the Reorganization; Additional Information about the SCMC Portfolio and the Growth Portfolio

Item 7.	Voting Information	Notice of Special Meeting of Shareholders; Voting Matters

Item 8.	Interest of Certain Persons and Experts	Not Applicable

Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

PART B	STATEMENT OF ADDITIONAL INFORMATION CAPTION

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Not Applicable

Item 12.	Additional Information About the Registrant	Statement of Additional Information of the Registrant dated May 1, 2008(1)

Item 13.	Additional Information About the Company Being Acquired	Statement of Additional Information of the Registrant dated May 1, 2008(1)

Item 14.	Financial Statements

Annual Report of American National Growth Portfolio, a series of the Registrant, dated December 31, 2007(2); Semi-Annual Report of American National Growth Portfolio, a series of Registrant, dated  June 30, 2008(3)

PART C
Item 15.	Indemnification

Item 16.	Exhibits

Item 17.	Undertakings

_________________
(1)	Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, filed April 17, 2008 (File No. 33-36423).

(2)	Incorporated herein by reference to the Annual Report of American National Growth Portfolio, a series of American National Investment Accounts, Inc., filed February 25, 2008 (File No. 811-06155).

(3)	Incorporated herein by reference to the Semi-Annual Report of American National Growth Portfolio, a series of American National Investment Accounts, Inc., filed August 18, 2008 (File No. 811-06155).

PART A

American National Insurance Company

One Moody Plaza

Galveston, Texas  77550

October 7, 2008

Dear Owners of Variable Annuity Contracts or Variable Life Insurance Policies:

Our records indicate that you are the owner of a variable annuity contract and/or variable life insurance policy (each a "Policy," collectively the "Policies") issued by American National Insurance Company ("American National") and that you have selected as an investment option within that Policy the American National Small-Cap/Mid-Cap Portfolio (the "SCMC Portfolio"), a series of American National Investment Accounts, Inc. (the "Fund").  The Board of Directors of the Fund has approved, subject to shareholder approval, the merger of the SCMC Portfolio into the American National Growth Portfolio (the "Growth Portfolio"), a separate series of the Fund.  As a Policy owner that has selected the SCMC Portfolio in your Policy, you are entitled to tell American National, as the record owner of the SCMC Portfolio's shares, how to vote the shares represented by your Policy allocation.  Specifically, if you selected the SCMC Portfolio as an investment option within your Policy as of August 29, 2008, you can tell American National whether or not to approve the proposed merger of the SCMC Portfolio into the Growth Portfolio.

As discussed in more detail in the enclosed Proxy Statement/Prospectus, the Board of Directors of the Fund (the "Board") made this decision based on several factors, including the relatively small asset size of the SCMC Portfolio, which prevents its efficient operation, its limited prospects for future growth, and the fact that the SCMC Portfolio's expense ratios would be higher if not for the continued fee waivers and expense reimbursements by Securities Management and Research, Inc., the Fund's investment adviser ("SM&R").  The Board believes that by reorganizing the SCMC Portfolio into the larger Growth Portfolio, the Fund can provide more efficient operations.

AMERICAN NATIONAL IS ASKING YOU TO FILL OUT THE ENCLOSED VOTING INSTRUCTION FORM AND RETURN IT AS INSTRUCTED IN ORDER THAT AMERICAN NATIONAL MAY VOTE ON YOUR BEHALF AT THE SHAREHOLDERS MEETING OF THE SCMC PORTFOLIO.

Assuming shareholders approve the merger, the assets of the SCMC Portfolio will be transferred to the Growth Portfolio in exchange for shares of the Growth Portfolio having an aggregate net asset value equal to the value of the SCMC Portfolio's assets, and the Growth Portfolio will assume all of the SCMC Portfolio's stated liabilities (the "Reorganization").  Shares of the Growth Portfolio received by the SCMC Portfolio in the Reorganization will then be distributed by the SCMC Portfolio to its shareholders, meaning the applicable separate accounts of American National, in liquidation of the SCMC Portfolio, after which the SCMC Portfolio will cease operations.  The value of your Policy's interest in the subaccount investing in the Growth Portfolio immediately following the Reorganization will equal the value of your Policy's interest in the subaccount that invested in the SCMC Portfolio immediately prior to the Reorganization.

In summary, American National is asking you to fill out the enclosed voting instruction form and return it so that American National can vote on your behalf.

If you have any questions relating to the Reorganization, please feel free to call American National toll-free at

1-800-306-2959.

Sincerely,

American National Insurance Company

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

American National Small-Cap/Mid-Cap Portfolio

Notice of Special Meeting of Shareholders

To the owners of variable annuity contracts and variable life insurance policies entitled to give voting instructions:

            A Special Meeting of Shareholders (the "Meeting") of the American National Small-Cap/Mid-Cap Portfolio (the "SCMC Portfolio"), a series of American National Investment Accounts, Inc. (the "Fund"), will be held at the offices of Securities Management and Research, Inc., 2450 South Shore Blvd., Suite 400, League City, Texas  77553, on Monday, November 10, 2008, at 9:30 a.m. Central Time, for the following purposes:

To ap   1.  To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the SCMC Portfolio to the American National Growth Portfolio (the "Growth Portfolio"), a separate series of the Fund, in exchange for shares of the Growth Portfolio having an aggregate net asset value equal to the value of the SCMC Portfolio's assets and the assumption by the Growth Portfolio of the SCMC Portfolio's stated liabilities (the "Reorganization").  Shares of the Growth Portfolio received by the SCMC Portfolio in the Reorganization will be distributed by the SCMC Portfolio to its shareholders in liquidation of the SCMC Portfolio, after which the SCMC Portfolio will cease operations; and

2.  To transact such other business as may properly come before the meeting, or any adjournment thereof.

Shares of the SCMC Portfolio are offered only to certain separate accounts established by American National Insurance Company ("American National") to fund variable annuity contracts and variable life insurance policies (collectively referred to as the "Policies"). American National hereby solicits and agrees to vote at the Meeting, to the extent required, the shares of the SCMC Portfolio which are held in these separate accounts in accordance with timely instructions received from the owners of the Policies ("Policyowners").

             This Notice of Special Meeting of Shareholders and the accompanying Proxy Statement/Prospectus and voting instruction form are being delivered to Policyowners of record at the close of business on August 29, 2008 so that they may instruct American National as to the manner in which the SCMC Portfolio shares held by their Policies should be voted at the meeting. Your vote is important. Please complete, date and sign the enclosed voting instruction form and return it promptly in the enclosed postage prepaid envelope.

By Order of the Board of Directors

Teresa E. Axelson
Secretary

League City, Texas
October 7, 2008

 AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, here is a brief overview of the proposal, which will require your vote.
Q.	Why is a special meeting of shareholders being held?

A.

The Board of Directors (the "Board") of American National Investment Accounts, Inc. (the "Fund") has called a special meeting of the shareholders of the American National Small-Cap/Mid-Cap Portfolio (the "SCMC Portfolio") to vote on a reorganization (the "Reorganization") of the SCMC Portfolio into the American National Growth Portfolio (the "Growth Portfolio"), a separate series of the Fund.  Securities Management and Research, Inc. ("SM&R"), the investment adviser of the SCMC Portfolio and the Growth Portfolio, has recommended the Reorganization based upon its determination that the SCMC Portfolio may not continue to be a competitive long-term investment option for current and potential investors. Although SM&R has subsidized the SCMC Portfolio's expenses since inception, the SCMC Portfolio has yet to reach critical asset size.  As a result, SM&R recommended the reorganization of the SCMC Portfolio with the larger Growth Portfolio.

Q.	Why are my voting instructions being solicited?

Shares of the SCMC Portfolio and the Growth Portfolio are offered only to separate accounts established by American National Insurance Company ("American National") to fund variable annuity contracts and variable life insurance policies (each a "Policy," collectively the "Policies"). American National's separate accounts are the shareholders of the Portfolios.   As the owner of a Policy issued by American National that has selected the SCMC Portfolio in your Policy, you are entitled to tell American National, as the record owner of the SCMC Portfolio's shares, how to vote the shares represented by your Policy allocation.

Q.	What will happen to my Policy allocation if the Reorganization is approved?

A.

If the applicable separate accounts of American National, as shareholders of the SCMC Portfolio, approve the Reorganization, then after December 5, 2008 (the "Closing Date"), you would no longer have any interest in the SCMC Portfolio through your Policy.  Instead, you would have an interest through your Policy in the Growth Portfolio, and the SCMC Portfolio would cease operations.  The value of your Policy's interest in the subaccount investing in the Growth Portfolio immediately following the Reorganization will equal the value of your Policy's interest in the subaccount that invested in the SCMC Portfolio immediately prior to the Reorganization.  Please refer to the Proxy Statement/Prospectus for a detailed explanation of the proposed reorganization and for a more complete description of the Growth Portfolio.

Q.	Why did the Board approve the Reorganization?

A.

The Board unanimously approved the Reorganization for a number of reasons.  Based upon the SCMC Portfolio's small size and its expected sales growth, the SCMC Portfolio is not expected to reach a size that will provide a reasonable expense ratio without subsidies from SM&R.  As a result, the Board concluded that the SCMC Portfolio may not be a competitive investment vehicle on a long-term basis. The Board, in considering the various options available to the SCMC Portfolio, concluded that a reorganization into the larger Growth Portfolio was in the best interests of the SCMC Portfolio and its shareholders.

The Board recommends that you vote FOR the Reorganization.

Q.	What are the advantages of the Reorganization for Policyowners who have selected the SCMC Portfolio as an investment option?

A.

Merging the SCMC Portfolio with and into the Growth Portfolio will benefit Policyowners by allowing them to continue their investment in a fund with a similar investment program.  In addition, SM&R may no longer continue to subsidize the SCMC Portfolio's expenses if the Reorganization is not approved by shareholders.  The Reorganization will allow Policyowners to continue their investment in a fund with lower expenses than would be the case if SM&R does not continue to subsidize the SCMC Portfolio's expenses.

Q.	How do the investment objectives and policies of the SCMC Portfolio and the Growth Portfolio compare?

A.

Securities Management and Research, Inc. ("SM&R") is the investment adviser to both the SCMC Portfolio and the Growth Portfolio.  Both Portfolios pursue similar investment objectives, long-term capital growth in the case of the SCMC Portfolio, and long-term capital appreciation in the case of the Growth Portfolio.  However, the SCMC Portfolio's investment objective also incorporates its principal investment strategy of investing primarily in stocks of small to medium-sized companies.  Pursuant to a policy adopted by the Fund, SM&R normally invests at least 80% of the SCMC Portfolio's total assets in stocks and equity-related securities of small to medium-sized companies, which SM&R considers to be companies with market capitalizations from $500 million to $30 billion.  The Growth Portfolio, on the other hand, is not restricted with respect to the size of companies in which it invests.

Q.	Will the Reorganization result in a higher investment advisory fee?

A.

No.  The Growth Portfolio pays SM&R a management fee of 0.50% of the Growth Portfolio's average daily net assets, while SCMC Portfolio is charged a management fee of 1.25% of the SCMC Portfolio's average daily net assets.  Each of the Portfolios pays SM&R an administrative service fee of 0.25% of average daily net assets for non-investment related management, administrative, transfer agent, and operational services to the portfolios.

Q.	Will the SCMC Portfolio have to pay any fees or expenses in connection with the Reorganization?

A.	No. All expenses associated with the Reorganization will be paid by SM&R.

Q.	Will the Reorganization create a taxable event for me?

A.	The Reorganization is intended to be tax-free for federal income tax purposes.

Q.	How do I provide my voting instructions?

A.	You can provide voting instructions for your shares of the SCMC Portfolio by mail using the enclosed voting instruction form.

Q.	What happens if the Reorganization is not approved?

A.

If shareholders of the SCMC Portfolio do not approve the Reorganization, the Reorganization will not take effect, and the Board will take such action as it deems to be in the best interests of the SCMC Portfolio and its shareholders.

Transfer of the Assets of

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

American National Small-Cap/Mid-Cap Portfolio

(the "SCMC Portfolio")

To And In Exchange For Shares Of

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

American National Growth Portfolio

(the "Growth Portfolio")

_______________________________________

PROXY STATEMENT/PROSPECTUS

October 7, 2008

_______________________________________

Special Meeting of Shareholders

To Be Held on Monday, November 10, 2008

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GURANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors (the "Board") of American National Investment Accounts, Inc. (the "Fund") for the purpose of the Special Meeting of Shareholders (the "Meeting") of the SCMC Portfolio, to be held on Monday, November 10, 2008, at 9:30 AM Central Time, at the offices of Securities Management and Research, Inc., 2450 South Shore Boulevard, Suite 400, League City, Texas 77573.  At the Meeting, shareholders of the SCMC Portfolio will be asked to consider and approve a proposed reorganization, as described in the Agreement and Plan of Reorganization, a form of which is attached hereto as Appendix A (the "Reorganization Plan"), that will result in the transfer of all assets and stated liabilities of the SCMC Portfolio to the Growth Portfolio (together with the SCMC Portfolio, the "Portfolios," each a "Portfolio"), a separate series of the Fund, in return for shares of the Growth Portfolio (the "Reorganization").  The SCMC Portfolio will then be terminated as a series of the Fund as soon as reasonably practicable thereafter.

Shares of the Portfolios are offered only to separate accounts established by American National Insurance Company ("American National"), a Texas insurance company, to fund variable annuity contracts and variable life insurance policies (each a "Policy," collectively the "Policies"). American National's separate accounts are the shareholders of the Portfolios. However, pursuant to applicable laws, Portfolio shares held in a separate account which are attributable to Policies will be voted by American National in accordance with instructions received from the holders of the Policies ("Policyowners"). As a Policyowner of record at the close of business on August 29, 2008 (the "Record Date"), you have the right to instruct American National as to the manner in which shares of the Portfolios attributable to your Policy should be voted. To assist you in giving your instructions, a voting instruction form is enclosed. To be effective, voting instructions must be received by American National before the close of business on November 7, 2008 (the "Effective Time"). Such instructions may be revoked at any time prior to the Effective Time by written notice of revocation or another voting instruction form delivered to American National.

This Proxy Statement/Prospectus sets forth concisely the information that Policyowners should know before providing their voting instructions on the Reorganization, and it should be retained for future reference. Certain additional relevant documents discussed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information ("SAI") dated October 7, 2008, relating to this Proxy Statement/Prospectus and the Reorganization has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus.  A copy of such SAI is available upon request and without charge by writing to American National, One Moody Plaza, Galveston, Texas  77550-7999, or by calling toll-free 1-800-306-2959.

You may copy and review information about the Portfolios (including the SAI) at the SEC's public Reference Room in Washington, D.C.  You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090.  Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, D.C.  20549.

The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").  Securities Management and Research, Inc. ("SM&R") is the investment adviser of the SCMC Portfolio and the Growth Portfolio.  SM&R also serves as the distributor, custodian and transfer agent of the Portfolios.  The address of the Fund is 2450 South Shore Blvd., Suite 400.  Its phone number is 1-800-231-4639.

For a more detailed discussion of the investment objectives, policies and risks of the SCMC Portfolio and the Growth Portfolio, see the Fund's Prospectus and SAI, each dated May 1, 2008, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus insofar as they relate to the Portfolios.  Such Prospectus accompanies this Proxy Statement/Prospectus.  No other parts of the Prospectus or SAI other than those that relate to the Portfolios are incorporated herein.  Copies of the Fund's SAI, as well as the Fund's Semi-Annual Report for the fiscal period ended  June 30, 2008 and the Annual Report for the fiscal year ended December 31, 2007, which contains discussions of the market conditions and investment strategies that significantly affected the Portfolios during the fiscal year ended December 31, 2007, are available upon request and without charge by writing to American National, One Moody Plaza, Galveston, Texas 77550-7999, or by calling toll-free 1-800-306-2959.

As of August 29, 2008, there were 15,358,729.819 shares of the SCMC Portfolio that were issued and outstanding.

Proxy materials will be mailed to shareholders of record on or about October 8, 2008.

Summary

This Summary is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and purchase and redemption procedures of the SCMC Portfolio with those of the Growth Portfolio.  Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the Fund's Prospectus, which includes additional information regarding the Portfolios.  This Summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Fund's Prospectus, and the Reorganization Plan, which is attached to this Proxy Statement/Prospectus as Appendix A.

Proposed Reorganization

The Reorganization Plan provides that the SCMC Portfolio will transfer all assets and stated liabilities to the Growth Portfolio in exchange for shares of the Growth Portfolio in an amount equal in value to the aggregate net assets of the SCMC Portfolio.  These transfers are expected to occur after the close of business on or about December 5, 2008 (the "Closing Date"), based on the value of each Portfolio's assets as of the close of the regular trading session on the New York Stock Exchange (the "NYSE") (normally, 4:00 p.m. Eastern Time) on the Closing Date (the "Effective Time").

As soon as practicable after the transfer of the SCMC Portfolio's assets and stated liabilities to the Growth Portfolio in exchange for Growth Portfolio shares, the SCMC Portfolio will make a liquidating distribution to its shareholders, meaning the applicable separate accounts of American National, of the Growth Portfolio shares received.  As of such time, Policyowners with Policy values previously allocated to shares of the SCMC Portfolio will have Policy values allocated to shares of the Growth Portfolio having an aggregate net asset value equal to that of their SCMC Portfolio shares immediately prior to the Reorganization.  The SCMC Portfolio will then be terminated as a series of the Fund as soon as reasonably practicable thereafter.

The Board of Directors of the Fund, including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") ("Independent Directors"), considered the proposed Reorganization at a meeting held on May 29, 2008.  After a thorough review of all aspects of the Reorganization and for the reasons set forth below (see "Board Considerations"), the Board has determined that the Reorganization would be in the best interests of the SCMC Portfolio and its existing shareholders, and that the interests of existing shareholders of the Portfolios would not be diluted as a result of the transactions contemplated by the Reorganization.  THE BOARD OF DIRECTORS OF THE FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

Federal Income Tax Consequences

The Reorganization is intended to qualify for U.S.federal income tax purposes as a tax-free reorganization.  If the Reorganization so qualifies, shareholders of the SCMC Portfolio will not recognize a gain or loss for federal income tax purposes as a result of the transactions contemplated by the Reorganization.    See "Material Federal Income Tax Consequences of the Reorganization" below for further information.

Special Considerations and Risk Factors

The SCMC Portfolio and the Growth Portfolio pursue similar investment objectives:  long-term capital growth in the case of the SCMC Portfolio, and long-term capital appreciation in the case of the Growth Portfolio.  However, the SCMC Portfolio's investment objective also incorporates its principal investment strategy of investing primarily in stocks of small to medium-sized companies.  The SCMC Portfolio normally invests at least 80% of its total assets in stocks of small to medium-sized companies, whereas the Growth Fund may invest in stocks of companies of any size.  This is the primary distinction between the Portfolios.  Other distinctions between the Portfolios are that (a) the SCMC Portfolio may invest in potentially high-risk derivatives; (b) the SCMC Portfolio may invest in private placements; and (c) the SCMC Portfolio's stock selection may reflect a growth or value approach, whereas the Growth Portfolio pursues a value approach in stock selection.  See "Comparison of the SCMC Portfolio and the Growth Portfolio" below for a further description of similarities and differences between the Portfolios.  An investment in the Growth Portfolio involves investment risks that are substantially similar to those of the SCMC Portfolio.  For a more complete discussion of the risks associated with the SCMC Portfolio, see "Main Risks" below.

As of August 29, 2008, total net assets in the SCMC Portfolio and the Growth Portfolio were $4,450,204.71 and $17,502,413.85, respectively.

COMPARISON OF THE SCMC PORTFOLIO AND THE GROWTH PORTFOLIO

The following discussion is primarily a summary of certain parts of the Fund's Prospectus with respect to the SCMC Portfolio and the Growth Portfolio.  Information contained in this Proxy Statement/Prospectus is qualified by the more complete information set forth in such Prospectus, which is incorporated herein by reference.

Investment Objectives and Investment Strategies of the Portfolios

The SCMC Portfolio's investment objective is to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies.  The Growth Portfolio's investment objective is to achieve long-term capital appreciation.  The investment goals, primary approaches and related risks of the Portfolios are discussed below.  Each Portfolio's investment objective may not be changed in any material way without the approval of a "majority of the outstanding voting shares" of the Portfolio (as such term is defined in the 1940 Act).   The fundamental investment limitations and non-fundamental operating policies of the Portfolios are identical.  See "Fundamental Investment Limitations" and "Non-Fundamental Operating Policies" in the Fund's SAI for information regarding these matters.

Goals/Approaches.  Under normal circumstances, the SCMC Portfolio invests at least 80% of its total assets in stocks and equity-related securities of small to medium-sized companies, which SM&R considers to be companies with market capitalizations from $500 million to $30 billion.  The market capitalization of a company is its stock price per share multiplied by the number of its outstanding shares.  This policy may not be changed without providing shareholders with at least sixty (60) days prior notice.  The Growth Portfolio normally invests at least 80% of its total assets in common stocks of companies of any size.

The SCMC Portfolio's stock selection may reflect either a growth or a value investment approach.  A growth stock would include one whose price/earnings ratio is attractive relative to the underlying growth rate.  An example of a value stock would be one whose stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share.  The SCMC Portfolio's holdings will be widely diversified by industry and company; under most circumstances the average position in any one stock is less than 1.5% of the Portfolio's total assets.  The SCMC Portfolio may sell securities for a variety of reasons such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In selecting stocks for the Growth Portfolio, SM&R chooses stocks of financially sound companies that have a proven ability to make and sustain a profit over time, and SM&R places an emphasis on companies with growth potential.  SM&R identifies candidate stock investments for the Growth Portfolio based on (1) low equity valuation and (2) improving earnings.  SM&R evaluates each candidate stock on a fundamental basis by examining past and expected financial performance, managerial skill and foresight, and relative valuation to industry peers and the markets as a whole.  The Growth Portfolio generally purchases a higher proportion of stocks (relative to their market weight) from those sectors of the market with higher growth prospects, referred to as "overweighting."  Examples of sectors with higher growth prospects include technology and healthcare.  On the other hand, the Growth Portfolio generally purchases a smaller proportion of stocks (relative to their market weight) from sectors of the market with below average growth characteristics (for example, utilities and basic materials), referred to as "underweighting."  SM&R generally believes in never having less than half or more than double the market weighting in any one sector.  As a result of such strategic overweighting and underweighting, the Growth Portfolio's performance may differ substantially from broad market indexes like the S&P 500 and tend to incur more price volatility than these indexes.

Temporary Defensive Measures.  During unfavorable market conditions, each Portfolio may, but is not required to, make temporary investments that are not consistent with its investment objectives and principal strategies.  The Growth Portfolio, for example, on a temporary basis may invest in commercial paper that at the date of such investment is rated in one of the two top categories by one or more of the nationally recognized statistical rating organizations, in certificates of deposit of domestic banks and savings institutions having at least $1 billion of total assets, and in repurchase agreements.  The SCMC Portfolio on a temporary basis may invest without limitation in money market reserves.  If a Portfolio takes such defensive measures, or if a Portfolio departs from its investment policies in other limited appropriate circumstances, it may not achieve its investment objectives.

Portfolio Turnover.  Each of the Portfolios may trade actively and frequently to achieve its investment objective.  A higher turnover rate may increase transaction costs, affecting the Portfolio's performance over time.

Preferred Stocks; Convertible Securities.  Both the SCMC Portfolio and the Growth Portfolio invest primarily in common stocks.  The Growth Portfolio may also invest in convertible preferred stocks rated at least "B" by Standard and Poor's Corporation ("S&P") or at least "b" by Moody's Investor Services, Inc. ("Moody's"), and convertible debentures and notes rated at least "B" by S&P and Moody's corporate bond ratings.  Investments in convertible securities having these ratings may involve greater risks than convertible securities having higher ratings.  The SCMC Portfolio generally may invest in any kind of security or instrument, including common stocks, preferred stocks, preferred stock and debt convertible into equity securities, warrants (options to buy a stated number of shares of common stock at a specified price any time during the specified term), and fixed income securities (without regard to quality or rating).

Derivatives Transactions.  The Growth Portfolio does not employ derivatives transactions.  The SCMC Portfolio, on the other hand, may invest in certain potentially high-risk derivative instruments, such as futures, options, and hybrid instruments that combine the characteristics of securities, futures, and options.  Under a hybrid instrument, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index.  Such securities may bear interest or pay dividends at below market or even relatively nominal rates.  SM&R may invest up to 10% of the SCMC Portfolio's total assets in hybrid instruments.  Hybrid instruments, like other derivatives investments, can have volatile prices and limited liquidity, and their use by the SCMC Portfolio may not be successful.

Private Placements.  The SCMC Portfolio may invest in private placements.  These securities are sold directly to a small number of investors, usually institutions.  Unlike public offerings of securities, securities sold in private placements are not registered with the SEC.  Although certain of these securities may be readily sold, for example under Rule 144A under the Securities Act of 1933, others may be illiquid, and their sale may involve substantial delays and additional costs.  The Growth Portfolio does not participate in private placements.

Illiquid and Restricted Securities.  The SCMC Portfolio and the Growth Portfolio also may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933.  Neither Portfolio will invest more than 15% of its net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined to be liquid by SM&R, pursuant to a delegation of such determination authority by the Board of Directors of the Fund, are not subject to this limitation.

Securities Lending.  The SCMC Portfolio and the Growth Portfolio may lend portfolio securities to brokers, dealers and other financial organizations.  Loans of securities by a Portfolio, if and when made, may not exceed 33 1/2% of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.

Diversification.  The SCMC Portfolio and the Growth Portfolio are diversified, which means that with respect to 75% of each Portfolio's total assets, it will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of a single issuer (excluding U.S. Government securities).

For more information on the Portfolios' management policies, see each Portfolio's "Fund Summary" in the Fund's Prospectus and "Investment Objectives and Policies" and "Investment Techniques" in the Fund's SAI.

Comparison of Purchase and Redemption Policies

General (How Shares Are Priced)

The purchase and redemption policies of the SCMC Portfolio and the Growth Portfolio are identical.  Each Portfolio's offering price is calculated once each day the New York Stock Exchange is open for regular trading on any day that is not an SM&R business holiday.  SM&R's business holidays for calendar year 2008 are New Year's (January 1), Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, Friday after Thanksgiving, and Christmas-December 25 and 26.  The offering price equals the Portfolio's net asset value ("NAV") computed as follows:

         Total Assets - Liabilities

Net Asset Value      =           -------------------------------------

                                             Number of Shares Outstanding

Each Portfolio prices investments at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Directors. The Portfolios also may use fair value pricing if the value of a security held by a Portfolio is materially affected by events occurring after the close of regular trading of the primary markets or exchanges on which the security is traded. In these situations, prices used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the underlying securities.

Effective Date of Purchases and Redemptions (When Shares Are Priced)

Calculation of NAV is made once each SM&R business day at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time).  NAV is not calculated on SM&R business holidays or other days the Exchange is closed.  In the event the Exchange closes early on a particular day, SM&R will determine the NAV as of such earlier closing time.  SM&R generally bases purchase and redemption orders for each Portfolio on the Portfolio's NAV next computed after you submit a request in good order to American National, but only if American National sends SM&R the required information on a timely basis.  In unusual circumstances, either of the Portfolios may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as permitted by federal securities laws.

Please refer to the applicable prospectus for your Policy for information on how to purchase or invest and how you can withdraw money and obtain other benefits from your Policy.  Those prospectuses describe certain limits and restrictions and all applicable fees and charges, including sales charges and withdrawal (surrender) charges.

Distributions.  Each Portfolio earns dividends, interest, and other income from its investments and distributes this income (less expenses) to shareholders as dividends.  Each Portfolio also realizes capital gains from its investments and distributes these gains (less any losses) to shareholders as capital gains distributions.  Dividend distributions are made annually, and capital gains distributions are made at least annually.  All distributions will be automatically invested in additional shares of the applicable Portfolio.

Main Risks

As with any fund that invests in stocks, an investment in either of the Portfolios may fluctuate in value, and the possible loss of your investment is a risk of investing.  A Portfolio's price per share will fluctuate due to changes in the market prices of its investments.  An investment in a Portfolio may not grow as fast as the rate of  inflation.  Additionally, stocks tend to be more volatile than some other investments you could make, such as bonds.  As a result, the value of your investment in the Growth Portfolio, as in the SCMC Portfolio, will fluctuate, which means you could lose money.

The risks involved in investing in each Portfolio are in most respects similar.  The primary differences between the risks facing the SCMC Portfolio and the Growth Portfolio are that the risks associated with investing in the equity securities of small companies are greater in connection with the SCMC Portfolio, and risks associated with investing in growth stocks are greater in connection with the Growth Portfolio.  The Growth Portfolio will, however, face small company risk to the extent that it invests in such companies.  Similarly, the SCMC Portfolio will face growth stock risk to the extent that it invests in growth stocks.  The following risks, therefore, are applicable to both the SCMC and the Growth Portfolio.

Market Risk.  The major risks of investing in both Portfolios are those of investing in the stock market.  The market value of each of the Portfolio's securities could decline.

Growth Stock Risk.  Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on each Portfolio's investment style and objective, an investment in the Portfolios may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Investment Style or Management Risk.  SM&R's investment decisions (such as sector overweighting and underweighting and individual stock selection) could fail to achieve the desired results.

Small Company Investment Risks.  Investing in small companies generally involves more risks than investing in more established larger companies.  Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks.  Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience.  Such companies usually do not pay significant dividends that could cushion returns in a falling market.

For a complete description of investments risks of the Portfolios, see each Portfolio's "Fund Summary" and "Additional Explanation of Risk Factors" in the Fund's Prospectus and "Investment Objectives and Policies" in the Fund's SAI.

Portfolio Expenses and Performance

Fees and Expenses.  The fees and expenses set forth below are for the twelve month period ended June 30, 2008, which are based upon unaudited financial statements for the period.  The "Pro Forma After Reorganization" operating expenses information is based on the net assets and fund accruals of the SCMC Portfolio and the Growth Portfolio, as adjusted showing the effect of the Reorganization had it occurred on such date.  Annual fund operating expenses are paid out of Portfolio assets, so their effect is reflected in share prices.  "Other Expenses" are based on estimated amounts for the current fiscal year.  Actual expenses may be greater or less than the amounts listed in the table.  These fees and expenses do not take into account the fees and expenses imposed by the American National separate account through which your investment in the Portfolios may be made.

Annual Portfolio Operating Expenses as a
percentage of average daily net assets:
	SCMC Portfolio	Growth Portfolio	Pro Forma After Reorganization Growth Portfolio
Management fees	1.25%	0.50%	0.50%
Other Expenses(1)	1.40%	0.44%	0.65%
Total Annual Portfolio Operating Expenses	2.65%	0.94%	1.15%
Fee Waiver and Expense Reimbursement(2)	(1.53)%	(0.07)%	(0.28)%
Net Expenses	1.12%	0.87%	0.87%

(1)   Includes a 0.25% service fee for each Portfolio.

(2)   SM&R has agreed to reimburse fees and expenses in excess of the following amounts:  SCMC Portfolio 1.12%; Growth Portfolio - 0.87%.  This arrangement extends until April 30, 2009 and may be terminated at any time thereafter by SM&R.

                Expense Example

This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  This example does not take into account the fees and expenses imposed by the American National separate account through which your investment in the Portfolios is made.

The example assumes that you invest $10,000 in the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods.  This example also assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same.  To the extent that fees are waived and/or expenses are reimbursed, your expenses will be lower.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	SCMC Portfolio	Growth Portfolio	Pro Forma After Reorganization Growth Portfolio
1 Year	$268	$96	$117
3 Years	$823	$300	$365
5 Years	$1405	$520	$633
10 Years	$2983	$1155	$1398

Past Performance.  The bar chart and table below illustrate the risks of investing in the Growth Portfolio and the SCMC Portfolio.  The bar chart shows the changes in the performance of the Portfolios' shares from year to year.  The table compares the average annual total returns of the Portfolios' shares to those of two appropriate benchmark indexes.  The returns shown are net of expenses, but do not reflect additional fees and expenses that are deducted by the Policy through which you invest.  If the additional fees and expenses that are deducted in connection with your Policy were included, the performance shown would be lower.

The past performance of the Portfolios is not necessarily an indication of future performance.

SCMC Portfolio (commenced operations May 1, 2000)
Year-by-year total returns as of 12/31 each year:
(54.55)%	(56.67)%	84.62%	8.33%	3.85%	14.81%	29.03%
2001	2002	2003	2004	2005	2006	2007

Best Quarter:	June 30, 2003	35.71%
Worst Quarter:	March 31, 2001	(51.52)%

The year-to-date total return for the SCMC Portfolio as of June 30, 2008 was (15.00) %.

Growth Portfolio
Year-by-year total returns as of 12/31 each year:
18.62%	14.99%	2.82%	(16.12)%	(27.61)%	27.07%	7.45%	3.13%	13.09%	5.37%
1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter	December 31, 1998	17.05%
Worst Quarter	September 30, 2002	(16.03)%

The year-to-date total return for the Growth Portfolio as of June 30, 2008 was (13.29) %.

	1 Year	5 Years	Since Inception (5/1/2000)
SCMC Portfolio	29.03%	25.21%	(11.26)%
NASDAQ*	9.81%	5.50%	(7.33)%
Lipper Small-Cap Growth Index**	9.68%	15.44%	3.72%

         The returns in the table above reflect the reinvestment of dividends and other fees and expenses at the Portfolio level.  They do not reflect any charges or other expenses of your Policy.  If such charges and fees were included, the returns shown would be lower.

*       NASDAQ is a market capitalization weighted index that tracks the prices of all stocks traded on the NASDAQ stock market.  NASDAQ specializes in emerging companies and is especially laden with technology and telecommunications firms.

**    The Lipper Small-Cap Growth Index tracks the performance of the thirty largest small-cap growth mutual funds, as categorized by Lipper, Inc.

	1 Year	5 Years	10 Years
Growth Portfolio	5.37%	10.91%	3.05%
S&P 500*	5.50%	12.83%	5.91%
Lipper Large-Cap Core Fund Index**	11.20%	15.07%	7.22%

         The returns in the table above reflect the reinvestment of dividends and other fees and expenses at the Portfolio level.  They do not reflect any charges or other expenses of your Policy.  If such charges and fees were included, the returns shown would be lower.

*       The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices, which does not take into consideration the deduction of fees commonly charged by mutual fund companies.  "Standard & Poor's," "S&P," and "S&P 500" are registered trademarks of Standard & Poor's Corporation.

**    The Lipper Large-Cap Core Index tracks the performance of the thirty largest large-cap core mutual funds, as categorized by Lipper, Inc.  Large-Cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500.

MANAGEMENT OF THE SCMC PORTFOLIO AND GROWTH PORTFOLIO

Investment Manager and Management Agreements

Investment Manager.  The Fund's Board of Directors has delegated to SM&R, 2450 South Shore Boulevard, League City, Texas 77573, the Portfolios' investment adviser, the management of the Portfolios' day-to-day business and affairs.  In addition, SM&R invests the Portfolios' assets, provides administrative services, and serves as transfer agent, custodian, dividend paying agent, and distributor.  SM&R is a wholly-owned subsidiary of American National. SM&R was incorporated in 1964 and has managed mutual funds since 1966. SM&R does and may, from time to time, serve as investment adviser to other clients including banks, employee benefit plans, other investment companies, foundations and endowment funds.

Management Agreements.  SM&R provides investment advisory and management services to the SCMC Portfolio and the Growth Portfolio pursuant to investment advisory agreements (the "SM&R Advisory Agreements").  Under the SM&R Advisory Agreements, SM&R is entitled to an investment advisory fee of 1.25% of the average daily net assets of the SCMC Portfolio and 0.50% of the average daily net assets of the Growth Portfolio.  Each of the Portfolios also pays SM&R an administrative fee of 0.25% of its average daily net assets pursuant to separate administrative services agreements.  In its administrative services agreement with the Portfolios, SM&R has agreed to pay or reimburse each of the Portfolio's expenses in excess of 1.50% per year of the Portfolio's average daily net assets.  Regular operating expenses include the advisory fee and administrative service fee paid to SM&R, but do not include interest, taxes, commissions, and other expenses incidental to Portfolio transactions.  Pursuant to a voluntary obligation, SM&R has agreed to waive its fee, and if necessary, reimburse the Portfolios through April 30, 2009, to the extent total annual operating expenses exceed 0.87% of the average daily net assets of the Growth Portfolio and 1.12% of the average daily net assets of the SCMC Portfolio.  SM&R has advised the Board that it may not continue the expense cap with respect to the SCMC Portfolio if the Reorganization is not approved by shareholders.

A discussion of the basis of the Board's approval of the Advisory Agreements is available in the Fund's Annual Report to shareholders for the fiscal year ended December 31, 2007.

Portfolio Managers.  The Portfolio Managers of the SCMC Portfolio are Anne M. LeMire and Edward R. Moore.  Ms. LeMire has been Vice President, Head of Fixed Income for SM&R since 2003 and is a member of SM&R's investment committee.  She is also the Portfolio Manager for the Growth Portfolio, as well as the American National Government Bond, High Yield Bond, and Money Market Portfolios and Co-Portfolio Manager of the American National Equity Income Portfolio.  All of such portfolios are separate series of the Fund.  Mr. Moore joined SM&R in May 2000 as a Portfolio Manager of the SCMC Portfolio.

Ms. LeMire is expected to remain the Portfolio Manager of the Growth Portfolio following the Reorganization.  For information regarding the Portfolio Managers, see "Portfolio Management" in the Fund's Prospectus and "Additional Information Regarding Portfolio Managers" in the Fund's SAI.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization.  The following summary of the Reorganization Plan is qualified in its entirety by reference to the Reorganization Plan attached to this Proxy Statement/Prospectus as Appendix A.  The Reorganization Plan provides that, subject to the requisite approval of the SCMC Portfolio's shareholders, the Growth Portfolio will acquire all of the assets of the SCMC Portfolio in exchange for Growth Portfolio shares and the assumption by the Growth Portfolio of the SCMC Portfolio's stated liabilities on December 5, 2008 or such other date as may be agreed upon by the parties (the "Closing Date").  The number of Growth Portfolio shares to be issued to the SCMC Portfolio will be determined on the basis of the relative net asset values per share and aggregate net assets of the SCMC Portfolio and the Growth Portfolio, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern Time) on the Closing Date.  Portfolio securities of the SCMC Portfolio and the Growth Portfolio will be valued in accordance with the valuation practices of the Fund, which are described under the caption "Pricing of Portfolio Shares" in the Fund's Prospectus and under the caption "Determination of Net Asset Value" in the Fund's SAI.

On or before the Closing Date, the SCMC Portfolio will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to the SCMC Portfolio's shareholders, meaning the applicable separate accounts of American National, all of the SCMC Portfolio's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

As soon as conveniently practicable after the Closing Date, the SCMC Portfolio will liquidate and distribute pro rata to its shareholders of record (the American National separate accounts) as of the close of business on the Closing Date Growth Portfolio shares received by it in the Reorganization.  After such distribution and the winding up of its affairs, the SCMC Portfolio will be terminated and cease operations.  As of the Closing Date, you would no longer have any interest in the SCMC Portfolio through your Policy.  As of such time, your Policy values previously allocated to shares of the SCMC Portfolio would be allocated to shares of the Growth Portfolio having an aggregate net asset value equal to that of such SCMC Portfolio shares immediately prior to the Reorganization.

The Reorganization Plan may be amended in any manner at any time prior to the Reorganization.  The SCMC Portfolio will provide its shareholders with information describing any material amendment to the Reorganization Plan at least ten days prior to shareholder consideration.  The obligations of the SCMC Portfolio and the Growth Portfolio under the Reorganization Plan are subject to various conditions, including approval by SCMC Portfolio shareholders holding the requisite number of the SCMC Portfolio shares and the continuing accuracy of various representations and warranties of the SCMC Portfolio and the Growth Portfolio.

All expenses of the Reorganization will be borne by SM&R.

Material Federal Income Tax Consequences of the Reorganization.  The following is a summary of the material anticipated federal income tax consequences of the Reorganization.  The discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations, court decisions, published positions of the Internal Revenue Service (the "IRS") and other applicable authorities, all as in effect on the date of this Proxy Statement/Prospectus and all of which are subject to change and differing interpretations (possibly with retroactive effect).  This summary is limited to U.S. persons who hold shares of the SCMC Portfolio as capital assets for federal income tax purposes (generally, assets held for investment).

The exchange of the SCMC Portfolio assets for Growth Portfolio shares, the Growth Portfolio's assumption of the SCMC Portfolio's stated liabilities, and the SCMC Portfolio's distribution of those shares to SCMC Portfolio shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.  SM&R has advised that, for federal income tax purposes:  (1) the transfer of all of the SCMC Portfolio's assets to the Growth Portfolio in exchange solely for Growth Portfolio shares and the assumption by the Growth Portfolio of the SCMC Portfolio's stated liabilities, followed by the distribution by the SCMC Portfolio of those Growth Portfolio shares to SCMC  Portfolio shareholders in complete liquidation of the SCMC Portfolio, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and each of the SCMC Portfolio and the Growth Portfolio will be "a party to a reorganization"; (2) no gain or loss will be recognized by the Growth Portfolio upon the receipt of the assets of the SCMC Portfolio in exchange solely for Growth Portfolio shares and the assumption by the Growth Portfolio of stated liabilities of the SCMC Portfolio pursuant to the Reorganization; (3) no gain or loss will be recognized by the SCMC Portfolio upon the transfer of its assets to the Growth Portfolio in exchange solely for Growth Portfolio shares and the assumption by the Growth Portfolio of stated liabilities of the SCMC Portfolio or upon the distribution (whether actual or constructive) of those Growth Portfolio shares to SCMC Portfolio shareholders in exchange for their shares of the SCMC Portfolio in liquidation of the SCMC Portfolio pursuant to the Reorganization; (4) no gain or loss will be recognized by SCMC Portfolio shareholders upon the exchange of their SCMC Portfolio shares for Growth Portfolio shares pursuant to the Reorganization; (5) the aggregate tax basis for the Growth Portfolio shares received by each SCMC Portfolio shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the SCMC Portfolio shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Growth Portfolio shares received by each SCMC Portfolio shareholder will include the period during which the SCMC Portfolio shares exchanged therefor were held by such shareholder (provided the SCMC Portfolio shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each SCMC Portfolio asset acquired by the Growth Portfolio will be the same as the tax basis of such asset to the SCMC Portfolio immediately prior to the Reorganization, and the holding period of each SCMC Portfolio asset in the hands of the Growth Portfolio will include the period during which that asset was held by the SCMC Portfolio.

Neither the SCMC Portfolio, the Growth Portfolio, nor SM&R has sought a tax ruling from the Internal Revenue Service ("IRS").

Capital Loss Carryforward.  As of its most recent fiscal year ended December 31, 2007, the SCMC Portfolio had $ 597,278 in capital loss carryforwards.

There are limitations to the amount of the carryforward that can be utilized in any one year, and any amount that cannot be utilized in any one year can be carried over to a succeeding year subject to the same limitations in such year.  Different amounts of the capital loss carryforward expire in different years.  Consequently, as a result of the limitations on the use of capital loss carryforwards, if the Reorganization is consummated it is expected that some or all of the SCMC Portfolio's capital loss carryforward may expire unused.

This summary does not address all of the federal income tax consequences that may be relevant to a particular person or to persons that may be subject to special treatment under federal income tax laws.  You should consult your tax adviser as to the federal income tax consequences of the Reorganization, as well as the effects of state and local tax laws.

CAPITALIZATION

Each of the SCMC Portfolio and Growth Portfolio has classified its shares into a single class.  The following table sets forth, as of June 30, 2008, (1) the capitalization of shares of the SCMC Portfolio, (2) the capitalization of shares of the Growth Portfolio and (3) the pro forma capitalization of shares of the Growth Portfolio as adjusted showing the effect of the Reorganization had it occurred on such date.
	SCMC Portfolio	Growth Portfolio	Pro Forma After Reorganization Growth Portfolio
Total net assets	$5,260,436	$17,460,353	$22,720,789
Net asset value per share	$0.34	$1.50	$1.50
Shares outstanding	15,627,172	11,635,035	15,140,425

Each share has one vote.  Shares have no preemptive or subscription rights and are freely transferable.

SHAREHOLDER RIGHTS

Each Portfolio is organized as a series of the Fund, a Maryland corporation, and is governed by the same Articles of Incorporation, as amended and supplemented, and Bylaws.  As such, there are no material differences in the rights of either Portfolio's shareholders.

Shares of each of the Portfolios are currently offered only to separate accounts of American National to fund variable annuity and variable life insurance policies issued by American National.  The current prospectus for each Policy describes the Policy and the relationship between changes in the value of shares of the Portfolios and the benefits payable under a Policy.

BOARD CONSIDERATIONS

During discussions held on May 29, 2008, the Board raised various questions, and received responsive information from SM&R, regarding the Reorganization.  At the meeting, the Board, including the Independent Directors, were presented with information to assist them in evaluating the Reorganization, such as: (a) the terms and conditions of the Reorganization; (b) the compatibility of the Portfolios' objectives, investment limitations and policies; (c) performance history for the Portfolios; (d) that SM&R may no longer continue to subsidize the SCMC Portfolio if the Reorganization is not approved; (e) pro forma and/or estimated expense ratios for the Growth Portfolio; (f) any changes in fees to be paid or borne by shareholders of the SCMC Portfolio (directly or indirectly) after the Reorganization; (g) the potential economies of scale to be gained from the Reorganization; (h) any direct or indirect federal income tax consequences to the shareholders of the SCMC Portfolio; (i) the fact that the Growth Portfolio will assume stated liabilities of the SCMC Portfolio; (j) the fact that SM&R will directly or indirectly bear the Reorganization expenses incurred by the SCMC Portfolio and Growth Portfolio; and (k) the quality of management and compliance issues and regulatory developments.  The Board, including all of the Independent Directors, considered the above information, as well as other information, before approving the Reorganization Plan.

The Board, including all of the Independent Directors, determined that the Reorganization is in the best interests of the SCMC Portfolio and its shareholders and that the interests of the shareholders of the Portfolios will not be diluted as a result of the Reorganization.

The Board, including the Independent Directors, concluded that the Reorganization was in the best interests of shareholders for a number of reasons.  The Board reviewed other available options for the SCMC Portfolio, including continuing to operate the SCMC Portfolio but without expense subsidies, seeking a new adviser or sub-adviser of the SCMC Portfolio, reorganizing the SCMC Portfolio with one or more other series of the Fund, reorganizing the SCMC Portfolio with other available funds, and liquidating the SCMC Portfolio.  After reviewing alternatives, the Board, including the Independent Directors, concluded that the proposed Reorganization with the Growth Portfolio was the best course available to the SCMC Portfolio.  In reaching that conclusion, the Board noted that, based on the small size of the SCMC Portfolio and its expected sales growth, the SCMC Portfolio is not expected to reach a size that will provide a reasonable expense ratio without continued subsidies from SM&R.  In addition, the Board concluded that the Growth Portfolio was the best alternative, given that the investment objectives and policies of the Portfolios are similar, the expense ratio of the Growth Portfolio is lower, and the Growth Portfolio is managed by one of the two portfolio managers of the SCMC Portfolio.  The Board also noted that the SCMC Portfolio will not bear any expenses in connection with the Reorganization.  Based upon the Growth Portfolio's lower expense ratio and that SM&R may not continue to subsidize the SCMC Portfolio if the Reorganization is not approved by shareholders, and the fact that the SCMC Portfolio will not bear any costs associated with the Reorganization, the Board, including all of the Independent Directors, concluded that the interests of existing shareholders of the Portfolios would not be diluted as a result of the Reorganization.

Required Vote and Board's Recommendation

The Fund's Board of Directors, on behalf of the SCMC Portfolio, has approved the Reorganization Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the SCMC Portfolio and its shareholders and (2) the interests of shareholders of the Portfolios will not be diluted as a result of the Reorganization.  Pursuant to the Fund's charter documents, an affirmative vote of a majority of the SCMC Portfolio's shares outstanding and entitled to vote is required to approve the Reorganization Plan and the Reorganization.

THE FUND'S BOARD, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION PLAN AND REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE SCMC PORTFOLIO AND GROWTH PORTFOLIO

Information about the Portfolios is incorporated by reference into this Proxy Statement/Prospectus from the Fund's Prospectus forming a part of the Fund's Registration Statement on Form N-1A (33-36423).

The SCMC Portfolio and the Growth Portfolio are subject to the requirements of the 1940 Act, and the Fund files reports, proxy statements and other information with respect to the Portfolios with the Securities and Exchange Commission.  Reports, proxy statements and other information filed by the Fund may be inspected and copied at the Public Reference Facilities of the Commission at 100 F. Street, N.E., Room 1024, Washington, D.C.20549.  Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.smrinvest.com.  Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

Taxes

The tax consequences of your investment in the Portfolios depend upon the provisions of your Policy.  For more information on taxes, please refer to the prospectus of the American National separate account that offers your Policy.  It is expected that shares of the Portfolios will be held by insurance company separate accounts under the terms of applicable Policies.  Under current tax law, dividends or capital gains distributions from a Portfolio are not taxable to Policyowners when such amounts are left to accumulate within a Policy.  Depending on the Policy, withdrawals from the Policy may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59 1/2.

Financial Highlights

The financial highlights of the Growth Portfolio that are contained as Appendix B of this Proxy Statement/Prospectus have been derived from the financial statements audited by the Portfolios' independent registered public accounting firm.

VOTING MATTERS

Voting instructions are being solicited by American National by mail. In addition to the use of the mails, voting instructions may be solicited personally or by telephone by representatives of American National and/or SM&R.  American National may be paid for its expenses in sending soliciting materials to their Policyowners.  An outside firm may be retained to assist in the solicitation of voting instructions, primarily by contacting Policyowners by telephone.

          Shareholders are entitled to one vote for each SCMC Portfolio share held and fractional votes for each fractional SCMC Portfolio share held.  To be effective, voting instruction forms must be received by American National before the close of business on November 7, 2008 (the "Effective Time").  Shares represented by executed and unrevoked voting instruction forms will be voted in accordance with the specification made thereon, and if no voting instructions are given on such voting instruction forms, the shares will be voted "FOR" the proposal.  If a voting instruction form is properly executed and returned accompanied by instructions to withhold authority to vote, or is marked with an abstention (collectively, "abstentions"), the SCMC Portfolio shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business.  Abstentions will not constitute a vote in favor of the proposal.  For this reason, abstentions will have the effect of a "no" vote for the purpose of obtaining the requisite vote to approve the proposal.

Voting instructions executed by you may be revoked at any time prior to the meeting by (i) written notice of revocation to the Secretary of the Fund at 2450 South Shore Boulevard, Suite 400, League City, Texas 77573; (ii) the subsequent execution and return of another voting instruction form; (iii) use of any electronic, telephonic or other alternative means authorized by the Board of Directors of the Fund for submitting voting instructions; or (iv) being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

American National will vote Portfolio shares attributable to Policies as to which no executed voting instruction forms are received by the Effective Time, as well as Portfolio shares not attributable to Policies and owned exclusively by American National, in the same proportion (for, against or abstain) as the voting instructions timely received from Policyowners.  Additional information regarding voting instruction rights is provided in the prospectus and/or statement of additional information for the Policies.

           A quorum is constituted by the presence in person or by proxy of the holders of at least one-third of the SCMC Portfolio's outstanding shares entitled to vote at the Meeting.  Because American National holds of record nearly all of the Portfolios' shares, with a small amount being held by SM&R, it is anticipated that all such shares will be present at the Meeting.

          In the event sufficient votes to approve the proposal are not received, the Fund may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions.  Any adjournment will require the affirmative vote by the holders of a majority of the SCMC Portfolio's shares eligible to vote that are represented at the Meeting in person or by proxy.  In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Policyowners with respect to the reasons for the solicitation.  Generally, votes cast "for" the proposal will be voted in favor of such adjournment, and votes cast "against" the proposal will be voted against any adjournment (abstentions will be voted for or against adjournment in proportion to the shares voted "for" or "against" the proposal).

Approval of the Reorganization proposal by the shareholders of the SCMC Portfolio is a condition of the consummation of the Reorganization.  The votes of the Growth Portfolio's shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

If the Reorganization is not approved, the SCMC Portfolio will continue as a series of the Fund, and the Board may consider other alternatives in the best interests of the shareholders of the SCMC Portfolio.

No Appraisal Rights.  The staff of the SEC has taken the position that any rights to appraisal arising under state law are preempted by the provisions of the 1940 Act and Rule 22c-1 thereunder, which generally requires that shares of a registered open-end investment company be valued at their next determined net asset value.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

As of August 29, 2008, the directors and officers of the Fund as a group owned less than one percent of the outstanding Shares of the Portfolios.

            As of August 29, 2008, the following shareholders were known by the Fund to own 5% or more of the Portfolios' outstanding voting securities:
	SCMC Portfolio	Growth Portfolio
American National Variable Life Separate Account	37.81%	54.61%
American National Variable Annuity Separate Account	15.59%	10.97%
American National Group Unallocated Variable Annuity Separate Account	30.97%	5.38%
SM&R	2.60%	1.42%
American National	13.02%	27.63%

                The proportionate voting policy described in this Proxy Statement/Prospectus may result in certain Policyowners' instructions affecting the vote of 5% or more of the SCMC Portfolio's total outstanding shares.  These particular Policyowners and the percentage of votes which their instructions may affect will depend upon the number of shares attributable to Policyowners that provide instructions and to Policyowners that do not.

FINANCIAL STATEMENTS AND EXPERTS

The audited financial statements of the Portfolios for the fiscal year ended December 31, 2007 have been incorporated herein by reference in reliance upon the reports of BKD, LLP, the Fund's independent registered public accounting firm, given on their authority as experts in accounting and auditing.  American National will furnish, without charge, a copy of the Fund's most recent annual report on request.  Requests should be directed to American National at One MoodyPlaza, Galveston, Texas  77550-7999, or by calling toll-free 1-800-306-2959.

The fiscal year end of the Portfolios is December 31st.

OTHER BUSINESS

The Board knows of no other business to be brought before the Meeting.  However, if any other matters come before the Meeting, it is the intention that voting instructions that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of American National.

SHAREHOLDER PROPOSALS

The Fund does not hold annual meetings.  Shareholders wishing to submit proposals for inclusion in a proxy statement for the next shareholders meeting of the Fund subsequent to the Meeting, if any, must submit such proposals a reasonable period of time before the Fund begins to print and mail the proxy materials for such meeting.

IT IS IMPORTANT THAT VOTING INSTRUCTIONS BE GIVEN PROMPTLY.  THEREFORE, POLICYOWNERS ARE URGED TO PROMPTLY COMPLETE, DATE, SIGN AND RETURN THE VOTING INSTRUCTION FORM IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

Appendix A

AMERICAN NATIONAL INVESTMENTS ACCOUNTS, INC.

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is adopted as of this __ day of ___________, 2008, by American National Investment Accounts, Inc., a Maryland corporation (the "Company"), on behalf of the American National Small-Cap/Mid-Cap Portfolio (the "Acquired Portfolio") and the American National Growth Portfolio (the "Acquiring Portfolio"), each a separate series of the Company.

WHEREAS, the Company is an open-end, management investment company registered pursuant to the Investment Company Act of 1940 ("1940 Act").

WHEREAS, the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest;

WHEREAS, this Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation described in Section 368(a)(1) of the U.S. Internal Revenue Code of 1986, as amended (the "Code").

WHEREAS, the contemplated reorganization and liquidation will consist of the (1) transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for shares of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), (2) the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio, and (3) the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio, as provided herein (the "Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Directors of the Company (the "Board of Directors") have determined, with respect to the Acquiring Portfolio, that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors has determined, with respect to the Acquired Portfolio, that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares, and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Company, on behalf of the Acquiring Portfolio and the Acquired Portfolio separately, hereby covenants and agrees as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ACQUIRED PORTFOLIO LIABILITIES, AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Company will transfer all of the Acquired Portfolio's assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefore: (i) to deliver to the Acquired Portfolio the number of full and fractional Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

1.3. The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date (as defined in Section 2.1). On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will (i) distribute to the Acquired Portfolio's shareholders of record, determined as of immediately after the close of business on the Closing Date, on a pro rata basis, the Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to paragraph 1.1; and (ii) completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio shareholders ("Acquired Portfolio Shareholders"). The aggregate net asset value of the Acquiring Portfolio Shares to be so credited to Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio Shares owned by such shareholders on the Closing Date. All issued and outstanding Acquired Portfolio Shares will simultaneously be canceled on the books of the Acquired Portfolio. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares in connection with the Reorganization.

1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio. Shares of the Acquiring Portfolio will be issued in the manner described in the Acquiring Portfolio's current prospectus.

1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the Acquired Portfolio's responsibility up to and including the Closing Date.

2. VALUATION

2.1. The value of the Assets shall be determined after the declaration of any dividends on the Closing Date as of the time for determining the Acquired Portfolio's net asset value per share as disclosed in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio using valuation procedures established by the Company's Board of Directors (such time and date being hereinafter called the "Valuation Date").

2.2. The net asset value of an Acquiring Portfolio Share shall be the net asset value per share computed as of the time for determining the Acquiring Portfolio's net asset value per share on the Closing Date in the manner disclosed in the Acquiring Portfolio's then-current prospectus and statement of additional information using valuation procedures established by the Company's Board of Directors.

2.3. The number of the Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio's assets shall be determined by dividing the value of the net assets attributable to shares of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by Securities Management and Research, Inc. ("SM&R") and shall be subject to review by the Company's independent accountants.

3. CLOSING AND CLOSING DATE

3.1. The Closing Date shall be December 5, 2008, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The "close of business" on the Closing Date shall be as of the closing time of the New York Stock Exchange ("NYSE") (usually 4:00 p.m., Eastern time). The Closing shall be held at the offices of the Company or at such other time and/or place as the parties may agree.

3.2. As soon as practicable after the Valuation Date, the Company will liquidate the Acquired Fund and distribute shares of the Acquiring Fund to the Acquired Fund's shareholders of record.  The Acquiring Fund will establish shareholder accounts in the names of each Acquired Fund shareholder, representing the respective pro rate number of full and fractional shares of the Acquiring Fund due to each shareholder.  All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Company.  The Acquiring Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the Company.

3.3  Immediately after the Valuation Date, the share transfer books of the Company relating to the Acquired Fund will be closed and no further transfer of shares will be made.

3.4  Promptly after the distribution, the Acquiring Fund or its transfer agent will notify each shareholder of the Acquired Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.

3.5  As promptly as practicable after the liquidation of the Acquired Fund, and in no event later than twelve months from the date of the Closing, the Acquired Fund will be dissolved.

3.6. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors, an accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1. Except as has been fully disclosed to the Acquiring Portfolio in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Portfolio as follows:

(a) The Acquired Portfolio is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power to own all of its properties and assets and to carry on its business as contemplated by this Agreement.

(b) The Company is an open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933 ("1933 Act"), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as may be required under the state and federal securities laws, including the 1933 Act, the 1934 Act and the 1940 Act.

(d) Except as otherwise disclosed to and accepted by the Company, on behalf of the Acquiring Portfolio, the current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Company, on behalf of the Acquired Portfolio, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio.

(f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquired Portfolio, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquired Portfolio, is a party or by which it is bound.

(g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date.

(h) Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio dated December 31, 2007, have been audited by BKD, LLP, independent auditors, and are in accordance with generally accepted accounting principles in the United States ("GAAP") consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(j) Since December 31, 2007, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio's portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change.

(k) On the Closing Date, all federal and other tax returns and reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio's knowledge, no such returns are currently under audit and no assessment has been asserted with respect to such returns.

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulation section 1.817-5 thereunder.

(m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, legally issued and outstanding, fully paid and non-assessable by the Company and will have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Portfolio Shares, nor is there outstanding any security convertible into any of the Acquired Portfolio shares.

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors, on behalf of the Acquired Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

(o) The information to be furnished by the Acquired Portfolio for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

(p) The combined proxy statement and prospectus ("Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement on Form N-14 ("Registration Statement") and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2. Except as has been fully disclosed to the Acquired Portfolio in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Portfolio as follows:

(a) The Acquiring Portfolio is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as contemplated by this Agreement.

(b) The Company is a registered open-end investment company and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as may be required under the state and federal securities laws, including the 1933 Act, the 1934 Act and the 1940 Act.

(d) Except as otherwise disclosed to and accepted by the Company, on behalf of the Acquired Portfolio, the current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Company, on behalf of the Acquiring Portfolio, will have good and marketable title to the Acquiring Portfolio's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing.

(f) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Portfolio, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Portfolio, is a party or by which it is bound.

(g) Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio's financial condition or the conduct of the Acquiring Portfolio's business. The Company, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2007, have been audited by BKD, LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(i) Since December 31, 2007, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio's portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change.

(j) On the Closing Date, all federal and other tax returns and reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulation section 1.817-5 thereunder.

(l) All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, legally issued and outstanding, fully paid and non-assessable by the Company and will have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares.

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

(n) The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be legally issued Acquiring Portfolio Shares, and will be fully paid and non-assessable by the Company.

(o) The information to be furnished by the Company for use in the registration statements, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto.

(p) The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Portfolio and the Acquiring Portfolio Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5. COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Acquired Portfolio covenants that the Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of the Proxy Statement (referred to in paragraph 4.1(p)) to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Acquiring Portfolio Shares received at the Closing.

5.8. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9. The Company, on behalf of the Acquired Portfolio, covenants that the Company will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Portfolio may reasonably deem necessary or desirable in order to vest in and confirm (a) the Company's, on behalf of the Acquired Portfolio, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) the Company's, on behalf of the Acquiring Portfolio, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.11. The Acquiring Portfolio shall not change its Articles of Incorporation, prospectus or statement of additional information prior to Closing so as to restrict permitted investments for the Acquiring Portfolio prior to the Closing, except as required by the Commission.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of the Company, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Company's election, to the performance by the Company, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of the Company, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and

6.2. The Company, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Portfolio, on or before the Closing Date.

6.3 The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Company, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Company's election, to the performance by the Company, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of the Company, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. The Company, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquired Portfolio, on or before the Closing Date; and

7.3. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Valuation Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Company, on behalf of the Acquired Portfolio, or the Company, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved in accordance with the provisions of the Company's Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Acquired Portfolio nor the Acquiring Portfolio may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

9. BROKERAGE FEES AND EXPENSES

9.1. The Acquired Portfolio and the Acquiring Portfolio represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. The expenses relating to the Reorganization will be borne by SM&R. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The Acquired Portfolio and the Acquiring Portfolio agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Directors, on behalf of either the Acquired Portfolio or the Acquiring Portfolio, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with this Agreement inadvisable.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company, on behalf of either the Acquired Portfolio or the Acquiring Portfolio; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Company, pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders, respectively, under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed to the Company at 2450 South Shore Blvd., Suite 400, League City, Texas  77573.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Texas without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

* * *

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed as of the ____ day of ___________, 2008.

AMERICAN NATIONAL INVESTMENT                                                    AMERICAN NATIONAL INVESTMENT

ACCOUNTS, INC., on behalf of its series                                                       ACCOUNTS, INC., on behalf of its series

American National Small-Cap/Mid-Cap Portfolio                                             American National Growth Portfolio

 By:______________________________                                                  By:________________________________

         Michael W. McCroskey,                                                                               Brenda T. Koelemay,

         President                                                                                                       Vice President and Treasurer

Appendix B

Growth Portfolio Financial Highlights

The following financial highlights table is intended to help you understand the Growth Portfolio's financial performance for the past five years, and for the unaudited six-month period ending June 30, 2008.  Certain information reflects financial results for a single Growth Portfolio share outstanding throughout the periods shown.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Growth Portfolio (assuming reinvestment of all dividends and distributions).  This information is derived from the financial statements of the Fund, which for the years ended December 31, 2003, 2004 and 2005 have been audited by Tait Weller and Baker, LLP.  For the years ended, December 31, 2006 and 2007, the information has been audited by BKD, LLP.  BKD's report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.  Information for the semi-annual period ended June 30, 2008 has not been audited.

	(Unaudited)
	Six Months
	Ended
	June 30,		Year Ended December 31,
	2008		2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.73		$1.69	$1.57	$1.54	$1.45	$1.15
Income (loss) from investment operations
Investment income - net	0.01		0.03	0.02	0.02	0.02	0.01
Net realized and unrealized gain (loss) on investments	(0.24)		0.06	0.19	0.03	0.09	0.30
Total from investment operations	(0.23)		0.09	0.21	0.05	0.11	0.31
Less distributions from
Investment income - net	0.00		(0.03)	(0.02)	(0.02)	(0.02)	(0.01)
Capital gains	0.00		(0.02)	(0.07)	0.00	0.00	0.00
Total distributions	0.00		(0.05)	(0.09)	(0.02)	(0.02)	(0.01)
Net asset value, end of period	$1.50		$1.73	$1.69	$1.57	$1.54	$1.45
Total return	(13.29)%	**	5.37%	13.09%	3.13%	7.45%	27.07%

RATIOS (in percentages)/Supplemental Data
Net assets, end of period (000's omitted)	$17,460		$20,604	$20,160	$18,499	$18,517	$16,699
Ratio of expenses with reimbursement to average net assets (1)	0.87%	*	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of expenses without reimbursement to average net assets	0.93%	*	0.95%	0.96%	0.96%	0.90%	0.93%
Ratio of net investment income (loss) to average net assets	1.31%	*	1.45%	1.17%	1.16%	1.24%	0.90%
Portfolio turnover rate	4.77%		4.96%	93.06%	34.92%	1.23%	30.15%

* Ratios annualized
** Returns are not annualized
(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.87% on the Growth Portfolio until April 30, 2009.

VOTING INSTRUCTION FORM

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

Special Meeting of Shareholders of the American National Small-Cap/Mid-Cap Portfolio,

To Be Held on November 10, 2008

          The undersigned owner of one or more variable annuity contracts or variable life insurance policies (collectively, the "Policies") offered by American National Insurance Company ("American National") hereby instructs American National to vote as indicated herein all of the shares of beneficial interest of the Small-Cap/Mid-Cap Portfolio (the "SCMC Portfolio"), a series of American National Investment Accounts, Inc. (the "Fund"), held in each separate account attributable to the Policies at the close of business on August 29, 2008 at a Special Meeting of Shareholders to be held at the offices of the SCMC Portfolio's investment adviser, Securities Management and Research, Inc., 2450 South Shore Boulevard, Suite 400, League City, Texas  77573, on Monday, November 10, 2008 at 9:30 a.m., Central Time, and at any and all adjournments thereof.  These Voting Instructions shall be voted on the proposal described in the Proxy Statement as specified on the reverse side.

IF NO SELECTION IS MADE ON THE REVERSE SIDE, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

By signing below, receipt of the accompanying Notice of Special Meeting of Shareholders is hereby acknowledged.

Signature(s) should be exactly as the name or names appearing on this form. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title.
Dated:________________, 2008 __________________________ Signature(s) __________________________ Signature(s)

Important:  Please sign and date above, and indicate your voting instruction on the reverse side of this form.  Return the completed form promptly in the enclosed envelope.

[Reverse Side]

Please fill in box(es) as shown using black or blue ink or number 2 pencil. PLEASE DO
NOT USE FINE POINT PENS.

PLEASE REFER TO THE PROXY STATEMENT DISCUSSION OF THE PROPOSAL.  VOTING INSTRUCTIONS ARE BEING SOLICITED ON BEHALF OF THE FUND'S BOARD AND WILL BE VOTED FOR THE PROPOSAL UNLESS OTHERWISE INDICATED.
1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the SCMC Portfolio to the American National Growth Portfolio (the "Growth Portfolio"), a separate series of the Fund, in exchange for shares of the Growth Portfolio having an aggregate net asset value equal to the value of the SCMC Portfolio's assets and the assumption by the Growth Portfolio of the SCMC Portfolio's stated liabilities (the "Reorganization").  Shares of the Growth Portfolio received by the SCMC Portfolio in the Reorganization will be distributed by the SCMC Portfolio to its shareholders in liquidation of the SCMC Portfolio, after which the SCMC Portfolio will cease operations.

|_| FOR	|_| AGAINST	|_| ABSTAIN

If any other matter properly comes before the Special Meeting of Shareholders, American National will vote on such matter in accordance with its judgment.

YOUR VOTING INSTRUCTION IS IMPORTANT!  PLEASE SIGN AND DATE ON THE REVERSE SIDE AND RETURN THESE VOTING INSTRUCTIONS IN THE ENCLOSED ENVELOPE.

PART B

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

STATEMENT OF ADDITIONAL INFORMATION

October 7, 2008

Acquisition of the Assets and Liabilities of the American National Small-Cap/Mid-Cap Portfolio (the "Acquired Fund"), a series of American National Investment Accounts, Inc., 2450 South Shore Blvd., Suite 400, League City, Texas  77573

By and in Exchange for Shares of the American National Growth Portfolio (the "Acquiring Fund"), a series of American National Investment Accounts, Inc., 2450 South Shore Blvd., Suite 400, League City, Texas  77573

This Statement of Additional Information relates specifically to the reorganization of the Acquired Fund into the Acquiring Fund.  Pursuant to this reorganization, the Acquiring Fund would acquire all of the assets of the Acquired Fund, and Acquiring Fund shares would be distributed proportionately by the Acquired Fund to the holders of its shares in complete liquidation of the Acquired Fund.

This Statement of Additional Information is not a prospectus.  A Proxy Statement/Prospectus dated October 7, 2008, relating to the matters referenced above may be obtained without charge by writing to American National Insurance Company, One Moody Plaza, Galveston, Texas  77550-7999, or by calling toll free 1-800-306-2959.   This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

This Statement of Additional Information consists of this cover page, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein.

1.   Statement of Additional Information dated May 1, 2008, of American National Investment Accounts, Inc. (the "Company") in the form filed by the Company with the Securities and Exchange Commission (the "SEC") on April 17, 2008, pursuant to Rule  497 (Registration Nos. 811-06155 and 33-36423) (EDGAR Accession Number 0001104659-08-024950).

2.   The Financial Statements of the Acquired Fund and the Acquiring Fund, as included in the Company's Annual Report for the fiscal year ended December 31, 2007, in the form filed by the Company with the SEC on March 6, 2008, EDGAR Accession Number 0000867050-08-000005.

3.   The unaudited Financial Statements of the Acquired Fund and the Acquiring Fund, as included in the Company's Semi-Annual Report for the period ended June 30, 2008, in the form filed by the Company with the SEC on August 22, 2008, EDGAR Accession Number 0000867050-08-000015.

PRO FORMA FINANCIAL STATEMENTS

On May 29, 2008, the Board of Directors of American National Investment Accounts, Inc. approved an Agreement and Plan of Reorganization whereby the American National Growth Portfolio (the "Growth Portfolio") will acquire all of the assets of the American National Small-Cap/Mid-Cap Portfolio (the "SCMC Portfolio"), subject to the liabilities of the SCMC Portfolio, in exchange for a number of shares equal in value to the pro rata net assets of the SCMC Portfolio (the "Reorganization").

Shown below are unaudited pro forma financial statements for the combined Growth Portfolio, assuming the Reorganization had been consummated as of June 30, 2008.  The first table presents pro forma Statements of Assets and Liabilities for the combined Growth Portfolio.  The second table presents pro forma Statements of Operations for the combined Growth Portfolio.  The third table presents a pro forma Schedule of Investments for the combined Growth Portfolio.

The pro forma schedules of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios incorporated by reference in the Statement of Additional Information.

Pro Forma Combined Statement of Assets and Liabilities
as of June 30, 2008 (Unaudited)
	ANIA	ANIA
	Growth	Small Cap/Mid Cap			Pro Forma
	Portfolio	Portfolio	Adjustments		Portfolio

ASSETS
Investments in securities, at value (Cost $17,121,427 and $4,913,380)	$ 17,463,688	$ 5,222,866			$ 22,686,554
					-
Cash and cash equivalents	27,599	39,887			67,486
Prepaid expenses	699	150			849
Receivable for:					-
Investment securities sold	-	406,599			406,599
Dividends	22,380	6,385			28,765
Capital stock sold		693			693
Expense reimbursement	307	5,034			5,341
TOTAL ASSETS	17,514,673	5,681,614			23,196,287

LIABILITIES
Investment securities purchased	-	406,969			406,969
Capital stock reacquired	35,144				35,144
Payable to investment adviser for fund expenses	4,123	4,124			8,247
Accrued:					-
Investment advisory fees	7,786	5,708			13,494
Administrative service fees	3,893	1,142			5,035
Other liabilities	3,374	3,235			6,609
TOTAL LIABILITIES	54,320	421,178			475,498
NET ASSETS	$ 17,460,353	$ 5,260,436			$ 22,720,789

NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)	$ 17,013,085	$ 5,667,934			$ 22,681,019
Undistributed net investment income (loss)	130,416	(7,229)			123,187
Accumulated net realized loss on investments	(25,409)	(709,755)			(735,164)
Net unrealized appreciation of investments	342,261	309,486			651,747
NET ASSETS	$ 17,460,353	$ 5,260,436			$ 22,720,789
SHARES OUTSTANDING ($.01 par value per share)	11,635,035	15,627,172	(12,121,782)		15,140,425
NET ASSET VALUE	$ 1.50	$ 0.34			$ 1.50

PRO FORMA COMBINED STATEMENT OF OPERATIONS
FOR THE PERIOD JULY 1, 2007 THROUGH JUNE 30, 2008 (UNAUDITED)
	GROWTH	SMALL CAP/MID CAP			PRO FORMA
	PORTFOLIO	PORTFOLIO	ADJUSTMENTS		PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $2,236 and $1,280)	$ 416,832	$ 28,359			$ 445,191
Interest	63,648	1,917			65,565
TOTAL INVESTMENT INCOME	480,480	30,276	-		510,756
EXPENSES
Investment advisory fees	99,115	65,921	(38,754)	(a)	126,282
Administrative service fees	49,864	13,277			63,141
Professional fees	13,327	13,327			26,654
Custody and transaction fees	13,421	43,049			56,470
Directors' fees and expenses	3,930	3,930			7,860
Compliance expenses	829	177			1,006
Insurance expenses	7,528	1,401			8,929
TOTAL EXPENSES	188,014	141,082	(38,754)		290,342
LESS EXPENSES REIMBURSED	(13,465)	(81,224)	24,078		(70,611)
NET EXPENSES	174,549	59,858	(14,676)		219,731
INVESTMENT INCOME (LOSS) - NET	305,931	(29,582)	14,676		291,025
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(6,567)	(84,630)			(91,197)
Change in unrealized appreciation of investments	(2,793,708)	(818,009)			(3,611,717)
NET LOSS ON INVESTMENTS	(2,800,275)	(902,639)	-		(3,702,914)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (2,494,344)	$ (932,221)	$ 14,676		$ (3,411,889)

(a) Reflects adjustment in expenses due to decrease in Management Fees.

PRO-FORMA COMBINED SCHEDULE OF INVESTMENTS							June 30, 2008 (Unaudited)

	GROWTH PORTFOLIO			SMALL-CAP/MID-CAP PORTFOLIO			GROWTH, SMALL-CAP/MID-CAP COMBINED PORTFOLIO
COMMON STOCK	%	Shares	Value	%	Shares	Value	%	Shares	Value

CONSUMER DISCRETIONARY --
DIVERSIFIED CONSUMER SERVICES --				0.79%			0.19%
Capella Education Company *					700	41,755		700	$ 41,755

HOTELS, RESTAURANTS & LEISURE -	.						0.31%
Starwood Hotels & Resorts Worldwide, Inc.	0.41%	1,775	$ 71,124					1,775	71,124

HOUSEHOLD DURABLES --	1.06%						0.81%
Newell Rubbermaid Inc.		3,000	50,370					3,000	50,370
Stanley Works (The)		3,000	134,490					3,000	134,490
			184,860						184,860

INTERNET & CATALOG RETAIL --				2.89%			0.67%
Amazon.com, Inc. *					1,600	117,328		1,600	117,328
Priceline.com Inc. *					300	34,638		300	34,638
						151,966			151,966

MEDIA --	0.89%						0.69%
Walt Disney Co. (The)		5,000	156,000					5,000	156,000

MULTILINE RETAIL --	1.05%						0.81%
J.C. Penney Co., Inc.		2,500	90,725					2,500	90,725
Target Corp.		2,000	92,980					2,000	92,980
			183,705						183,705

SPECIALTY RETAIL --	2.66%						2.04%
Bed Bath & Beyond Inc. *		2,000	56,200					2,000	56,200
Best Buy Co., Inc.		5,002	198,079					5,002	198,079
Home Depot, Inc. (The)		3,670	85,951					3,670	85,951
Limited Brands, Inc.		3,500	58,975					3,500	58,975
Lowe's Companies, Inc.		3,116	64,657					3,116	64,657
			463,862						463,862

TOTAL CONSUMER DISCRETIONARY --		6.07%	1,059,551		3.68%	193,721		5.52%	1,253,272

CONSUMER STAPLES --
BEVERAGES --	3.72%						2.86%
Anheuser-Busch Companies, Inc.		1,850	114,922					1,850	114,922
Coca-Cola Co. (The)		4,782	248,568					4,782	248,568
PepsiCo, Inc.		4,500	286,155					4,500	286,155
			649,645						649,645

FOOD & STAPLES RETAILING --	1.82%						1.40%
CVS Caremark Corporation		3,950	156,301					3,950	156,301
SUPERVALU INC.		1,600	49,424					1,600	49,424
Wal-Mart Stores, Inc.		2,000	112,400					2,000	112,400
			318,125						318,125

HOUSEHOLD PRODUCTS --	1.74%						1.34%
Proctor & Gamble Co. (The)		5,000	304,050					5,000	304,050

TOBACCO --	0.51%						0.38%
Philip Morris International Inc.		1,775	87,667					1,775	87,667

TOTAL CONSUMER STAPLES --		7.79%	1,359,487					5.98%	1,359,487

ENERGY --
ELECTRICAL EQUIPMENT --				5.73%			1.33%
A-Power Energy Generation Systems Ltd. *					3,500	93,275		3,500	93,275
Canadian Solar Inc. *					1,300	52,247		1,300	52,247
Energy Conversion Devices, Inc. *					1,700	125,188		1,700	125,188
Fushi Copperweld, Inc. *					1,300	30,849		1,300	30,849
						301,559			301,559

ENERGY EQUIPMENT & SERVICES --	5.55%			15.36%			7.82%
Atwood Oceanics, Inc. *					1,000	124,340		1,000	124,340
Baker Hughes Inc.		2,700	235,818					2,700	235,818
First Solar, Inc. *					400	109,128		400	109,128
Helmerich & Payne, Inc.					2,300	165,646		2,300	165,646
McDermott International, Inc. *					1,000	61,890		1,000	61,890
National Oilwell Varco Inc. *					500	44,360		500	44,360
Oceaneering International, Inc. *		1,450	111,722					1,450	111,722
Petroleo Brasileiro SA ADR					2,000	141,660		2,000	141,660
Schlumberger Ltd.		2,200	236,346					2,200	236,346
SunPower Corp. * (Class A)					600	43,188		600	43,188
Transocean Inc.		1,329	202,526					1,329	202,526
Ultra Petroleum Corp. *					1,200	117,840		1,200	117,840
Weatherford International Ltd. *		3,700	183,483					3,700	183,483
			969,895			808,052			1,777,947

OIL, GAS & CONSUMABLE FUELS --	10.69%			7.32%			9.91%
Anadarko Petroleum Corp.		1,000	74,840					1,000	74,840
BP PLC ADR		2,400	166,968					2,400	166,968
Chevron Corp.		3,000	297,390					3,000	297,390
Exxon Mobil Corp.		8,750	771,137					8,750	771,137
Noble Corp.		3,800	246,848					3,800	246,848
Royal Dutch Shell PLC ADR		3,780	308,864					3,780	308,864
SandRidge Energy, Inc. *					2,000	129,160		2,000	129,160
Southwestern Energy Co. *					2,800	133,308		2,800	133,308
Williams Companies, Inc. *					1,000	40,310		1,000	40,310
XTO Energy, Inc.					1,200	82,212		1,200	82,212
			1,866,047			384,990			2,251,037

TOTAL ENERGY --		16.24%	2,835,942		28.41%	1,494,601		19.06%	4,330,543

EXCHANGE TRADED FUNDS --	10.11%						7.77%
PowerShares QQQ Trust Series 1		22,450	1,014,066					22,450	1,014,066
SPDR Trust Series 1		5,875	752,000					5,875	752,000
			1,766,066						1,766,066

TOTAL EXCHANGE TRADED FUNDS --		10.11%	1,766,066					7.77%	1,766,066

FINANCIALS --
COMMERCIAL BANKS --	4.09%						3.14%
Bank of America Corp.		3,000	71,610					3,000	71,610
PNC Financial Services Group, Inc.		5,000	285,500					5,000	285,500
U.S. Bancorp		6,000	167,340					6,000	167,340
Wachovia Corp.		6,948	107,902					6,948	107,902
Washington Mutual, Inc.		2,113	10,417					2,113	10,417
Wells Fargo & Co.		3,000	71,250					3,000	71,250
			714,019						714,019

DIVERSIFIED FINANCIAL SERVICES -	4.33%						3.33%
American Express Co.		1,000	37,670					1,000	37,670
Charles Schwab Corp. (The)		4,900	100,646					4,900	100,646
Citigroup Inc.		7,075	118,577					7,075	118,577
Discover Financial Services		1,500	19,755					1,500	19,755
Federal Home Loan Mortgage Corp. Gtd. Mtg. Cert.		1,900	31,160					1,900	31,160
Goldman Sachs Group, Inc. (The)		778	136,072					778	136,072
JPMorgan Chase & Co.		2,573	88,280					2,573	88,280
Merrill Lynch & Co., Inc.		700	22,197					700	22,197
Morgan Stanley		3,000	108,210					3,000	108,210
National Financial Partners Corp.		1,075	21,307					1,075	21,307
Principal Financial Group, Inc.		1,725	72,398					1,725	72,398
			756,272						756,272

INSURANCE --	2.35%						1.80%
American International Group, Inc.		3,000	79,380					3,000	79,380
Aspen Insurance Holdings Ltd.		2,000	47,340					2,000	47,340
Brown & Brown, Inc.		2,000	34,780					2,000	34,780
Hartford Financial Services Group, Inc. (The)		1,300	83,941					1,300	83,941
Prudential Financial, Inc.		2,000	119,480					2,000	119,480
RenaissanceRe Holdings Ltd.		1,000	44,670					1,000	44,670
			409,591						409,591

TOTAL FINANCIALS --		10.77%	1,879,882					8.27%	1,879,882

HEALTH CARE --
BIOTECHNOLOGY --	4.90%			4.16%			4.73%
Amgen Inc. *		1,250	58,950					1,250	58,950
Celgene Corp. *		2,500	159,675					2,500	159,675
Genentech, Inc. *		1,775	134,722					1,775	134,722
Genzyme Corp. *		2,000	144,040					2,000	144,040
Gilead Sciences, Inc. *		4,000	211,800					4,000	211,800
Given Imaging Ltd. *		8,000	117,920					8,000	117,920
Illumina, Inc. *					1,500	130,665		1,500	130,665
PDL BioPharma Inc. *		2,700	28,674					2,700	28,674
United Therapeutics Corp. *					900	87,975		900	87,975
			855,781			218,640			1,074,421

HEALTH CARE PROVIDERS & SERVICES --	0.86%						0.66%
DaVita, Inc. *		850	45,161					850	45,161
STMicroelectronics NV		5,600	57,848					5,600	57,848
UnitedHealth Group Inc.		1,800	47,250					1,800	47,250
			150,259						150,259

HEALTH EQUIPMENT & SUPPLIES --	1.15%			1.02%			1.12%
Advanced Medical Optics, Inc. *		925	17,335					925	17,335
Covidien Ltd.		775	37,115					775	37,115
Hologic, Inc. *		3,400	74,120					3,400	74,120
Intuitive Sugical, Inc. *					200	53,880		200	53,880
Varian Medical Systems, Inc. *		1,400	72,590					1,400	72,590
			201,160						255,040

PHARMACEUTICALS --	4.89%						3.76%
Abbott Laboratories		2,200	116,534					2,200	116,534
Allergan, Inc.		1,000	52,050					1,000	52,050
Eli Lilly & Co.		6,800	313,888					6,800	313,888
Endo Pharmaceuticals Holdings Inc. *		2,100	50,799					2,100	50,799
Merck & Co. Inc.		6,003	226,253					6,003	226,253
Wyeth		1,950	93,522					1,950	93,522
			853,046						853,046

TOTAL HEALTH CARE --		11.80%	2,060,246		5.18%	272,520		10.27%	2,332,766
INDUSTRIALS --
AEROSPACE & DEFENSE --	4.22%						3.24%
Boeing Co. (The)		2,637	173,304					2,637	173,304
Goodrich Corp.		3,481	165,208					3,481	165,208
Honeywell International Inc.		2,128	106,996					2,128	106,996
Rockwell Collins, Inc.		3,500	167,860					3,500	167,860
United Technologies Corp.		2,000	123,400					2,000	123,400
			736,768						736,768

AIR FREIGHT & LOGISTICS --	1.31%						1.01%
FedEx Corp.		800	63,032					800	63,032
United Parcel Service, Inc. (Class B)		2,700	165,969					2,700	165,969
			229,001						229,001

COMMERCIAL SERVICES & SUPPLIES --				4.00%			0.93%
Clean Harbors, Inc. *					1,600	113,696		1,600	113,696
K12 Inc.					4,500	96,435		4,500	96,435
						210,131			210,131

CONSTRUCTION & ENGINEERING --	0.56%						0.44%
Cemex SAB de CV ADR		4,000	98,800					4,000	98,800

ELECTRICAL EQUIPMENT --	0.16%						0.12%
Tyco Electronics Ltd.		775	27,761					775	27,761

INDUSTRIAL CONGLOMERATES --	3.24%			1.06%			2.73%
3M Co.		1,300	90,467					1,300	90,467
EnergySolutions Inc.					2,500	55,875		2,500	55,875
General Electric Co.		16,625	443,721					16,625	443,721
Tyco International Ltd.		775	31,031					775	31,031
			565,219						621,094

MACHINERY --	1.59%			6.40%			2.70%
Barnes Group Inc.		1,800	41,562					1,800	41,562
Bucyrus International, Inc.					2,000	146,040		2,000	146,040
Caterpillar Inc.		1,100	81,202					1,100	81,202
Danaher Corp.		2,000	154,600					2,000	154,600
Donaldson Company, Inc.					900	40,176		900	40,176
Flowserve Corp.					1,100	150,370		1,100	150,370
			277,364			336,586			613,950

TOTAL INDUSTRIALS --		11.08%	1,934,913		11.46%	602,592		11.17%	2,537,505

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	4.43%			1.00%			3.63%
Arris Group Inc. *		4,250	35,913					4,250	35,913
Cisco Systems, Inc. *		12,900	300,054					2,900	300,054
Harmonic Inc. *					5,500	52,305		5,500	52,305
Harris Corp.		2,400	121,176					2,400	121,176
Motorola, Inc.		9,337	68,534					9,337	68,534
Nokia Oyj ADR		5,557	136,146					5,557	136,146
QUALCOMM Inc.		2,500	110,925					2,500	110,925
			772,748						825,053

COMPUTER & PERIPHERALS --	2.53%			2.37%			2.49%
Apple Inc. *					250	41,860		250	41,860
EMC Corp.		4,626	67,956					4,626	67,956
Hewlett-Packard Co.		5,787	255,843					5,787	255,843
International Business Machines Corp.		1,000	118,530					1,000	118,530
Western Digital Corp. *					2,400	82,872		2,400	82,872
			442,329			124,732			567,061

ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.26%			3.02%			0.90%
Agilent Technologies, Inc. *		1,265	44,958					1,265	44,958
American Superconductor Corp. *					1,600	57,360		1,600	57,360
FLIR Sysytems, Inc. *					2,500	101,425		2,500	101,425
						158,785			203,743

INTERNET SOFTWARE & SERVICES --	0.33%			5.30%			1.48%
Akamai Technologies, Inc. *		1,650	57,404					1,650	57,404
Baidu.com, Inc. * ADR					300	93,888		300	93,888
F5 Networks, Inc. *					1,300	36,946		1,300	36,946
Perfect World Co. Ltd. ADR *					1,700	42,483		1,700	42,483
Sohu.com Inc. *					1,500	105,660		1,500	105,660
						278,977			336,381

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	2.92%			2.98%			2.94%
Anadigics, Inc. *					2,200	21,670		2,200	21,670
Analog Devices, Inc.		2,154	68,433					2,154	68,433
Cavium Networks, Inc. *					1,500	31,500		1,500	31,500
Intel Corp.		10,000	214,800					10,000	214,800
KLA-Tencor Corp.		1,743	70,958					1,743	70,958
LanOptics, Ltd.					2,000	27,920		2,000	27,920
Linear Technology Corp.		2,222	72,371					2,222	72,371
Marvell Technology Group Ltd. *		2,650	46,799					2,650	46,799
Maxim Integrated Products, Inc.		1,743	36,864					1,743	36,864
Netlogic Microsystems Inc. *					1,500	49,800		1,500	49,800
Renesola Ltd. * ADR					1,500	25,950		1,500	25,950
			510,225			156,840			667,065

SOFTWARE --	3.48%			6.08%			4.08%
Concur Technologies, Inc. *					1,200	39,876		1,200	39,876
Electronic Arts Inc. *		1,700	75,531					1,700	75,531
Intuit Inc. *		3,490	96,219					3,490	96,219
MercadoLibre Inc. *					1,000	34,490		1,000	34,490
Microsoft Corp.		8,375	230,396					8,375	230,396
MSCI, Inc.					3,000	108,870		3,000	108,870
Oracle Corp. *		9,789	205,569					9,789	205,569
Salesforce.com, Inc.					2,000	136,460		2,000	136,460
			607,715			319,696			927,411

TOTAL INFORMATION TECHNOLOGY --		13.95%	2,435,379		20.75%	1,091,335		15.52%	3,526,714

MATERIALS --
CHEMICALS --	1.79%			14.71%			4.78%
Agrium Inc.					900	96,786		900	96,786
Airgas, Inc.		950	55,471					950	55,471
CF Industries Holdings, Inc.					700	106,960		700	106,960
Dow Chemical Co. (The)		1,400	48,874					1,400	48,874
Intrepid Potash, Inc. *					2,000	131,560		2,000	131,560
Monsanto Co.					900	113,796		900	113,796
Potash Corp. of Saskatchewan Inc.					600	137,142		600	137,142
PPG Industries, Inc.		3,622	207,794					3,622	207,794
Sociedad Quimica y Minera de Chile SA ADR					1,800	83,880		1,800	83,880
Syngenta AG ADR					1,600	103,520		1,600	103,520
Tronox Inc. (Class B)		437	1,320					437	1,320
			313,459			773,644			1,087,103

CONTAINERS & PACKAGING --	0.44%						0.34%
Sealed Air Corp.		4,000	76,040					4,000	76,040

METALS & MINING --				15.10%			3.50%
Cleveland-Cliffs Inc.					1,400	166,866		1,400	166,866
Companhia Vale do Rio Doce ADR					800	28,656		800	28,656
Freeport-McMoRan Copper & Gold, Inc.					1,000	117,190		1,000	117,190
Mechel ADR					1,000	49,540		1,000	49,540
Nucor Corp.					1,600	119,472		1,600	119,472
Peabody Energy Corp.					1,700	149,685		1,700	149,685
Reliance Steel & Aluminum Co.					1,000	77,090		1,000	77,090
Steel Dynamics, Inc.					2,200	85,954		2,200	85,954
						794,453			794,453

TOTAL MATERIALS --		2.23%	389,499		29.81%	1,568,097		8.62%	1,957,596

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --	2.44%						1.88%
AT&T Inc.		5,500	185,295					5,500	185,295
FairPoint Communications, Inc.		95	685					95	685
Sprint Nextel Corp.		6,533	62,064					6,533	62,064
Verizon Communications Inc.		5,056	178,982					5,056	178,982
			427,026						427,026

WIRELESS TELECOMMUNICATION SERVICES --	0.50%						0.38%
American Tower Corporation (Class A) *		44,363	44,363					44,363	44,363
Rogers Communications, Inc. (Class B)		42,526	42,526					42,526	42,526
			86,889						86,889

TOTAL TELECOMMUNICATION SERVICES --		2.94%	513,915					2.26%	513,915

UTILITIES --
ELECTRIC UTILITIES --	2.10%						1.61%
Ameren Corp.		1,778	75,085					1,778	75,085
Dominion Resources, Inc. / VA		1,500	71,235					1,500	71,235
Exelon Corp.		1,250	112,450					1,250	112,450
FPL Group, Inc.		950	62,301					950	62,301
Wisconsin Energy Corp.		1,000	45,220					1,000	45,220
			366,291						366,291
GAS UTILITIES --	1.50%						1.16%
El Paso Corp.		9,481	206,117					9,481	206,117
Sempra Energy		1,000	56,450					1,000	56,450
			262,567						262,567

TOTAL UTILITIES --		3.60%	628,858					2.77%	628,858

TOTAL COMMON STOCK --		96.58%			99.29%			97.21%
(Cost $16,521,477)			16,863,738	(Cost $4,913,380)		5,222,866	(Cost $21,434,857)		22,086.604

COMMERCIAL PAPER								Face Amount
UTILITIES --
ELECTRIC UTILITIES --	3.44%						2.64%
Hawaiian Electric Company, Inc., 3.00%, 07/02/08		$ 600,000	599,950					$ 600,000	599,950

TOTAL UTILITIES --		3.44%	599,950					2.64%	599,950

TOTAL COMMERCIAL PAPER --		3.44%						2.64%

(Cost $ 599,950)			599,950				(Cost $599,950)		599,950

TOTAL INVESTMENTS --		100.02%			99.29%			99.85%
(Cost $17,121,427)			17,463,688	(Cost $4,913,380)		5,222,866	(Cost $22,034,807)	22,686,554

CASH AND OTHER ASSETS, LESS LIABILITIES --					0.71%	37,570		0.15%	34,235

LIABILITIES IN EXCESS OF OTHER ASSETS--		(0.02)%	(3,335)

NET ASSETS --		100.00%	$ 17,460,353		100.00%	$ 5,260,436		100.00%	$ 22,720,789

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt
SPDR - Standard & Poor's Depositary Receipt

PART C

OTHER INFORMATION

Item 15.  INDEMNIFICATION

                The Registrant has agreed to indemnify its directors to the maximum extent permitted by applicable law against all costs and expenses (including, but not limited to, counsel fees, amounts of judgment paid, and amounts paid in settlement) reasonably incurred in connection with the defense of any actual or threatened claim, action, suit or proceeding, whether civil, criminal, administrative, or other, in which he or she may be involved by virtue of such person being or having been such director.  Such indemnification is pursuant to Section 3.15 of the Registrant's By-Laws, a copy of which is attached as Exhibit 2 to Post-Effective Amendment No. 7 to Form N-1A.

                Registrant, together with SM&R Investments, Inc. ("SMRI"), has purchased a directors' and officers' liability policy.  At a Joint Boards of Directors' Meeting of Registrant and the SMRI fund held on May 29, 2008, the Boards of Directors authorized the renewal of an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability Insurance policy.  The ICI Mutual Insurance Company is located at 1401 H Street, NW, Washington, DC  20005.  The policy contains a $5,000 per individual insured per loss deductible, a $25,000 aggregate all individuals insured, each claim deductible, $200,000 company reimbursement, each claim deductible and $200,000 company coverage, each claim deductible, and $200,000 company coverage for each unrealized liability, each claim deductible.  The aggregate limit of liability if $5,000,000.  The annual premium for 2008-2009 for the American National Investment Accounts, Inc. is $57,341.

                Additionally, Registrant is required to maintain a secured letter of credit.  However, due to the restrictions on making of loans, Registrant and Securities Management and Research, Inc. ("SM&R") have entered into an undertaking whereby SM&R has secured a letter of credit from Frost National Bank in Galveston, Texas for the benefit of Registrant.  Pursuant to this arrangement, Registrant will reimburse SM&R for its proportionate share of any expenses incurred by SM&R in the procurement of the letter of credit and for any annual renewal premiums paid on behalf of Registrant by SM&R.

Item 16.  EXHIBITS

     1(a)                            Registrant's Amended and Restated Articles of Incorporation are incorporated by reference to Exhibit (a)1.a. to Post-Effective Amendment No. 13 to Form N-1A Registration Statement (File No. 33-36423, as filed on April 20, 2000).

 (b)                            Registrant's Articles Supplementary dated March 8, 2000 are incorporated by reference to Exhibit (a)2.a. to Post-Effective Amendment No. 13 to Form N-1A Registration Statement (File No. 33-36423, as filed on April 20, 2000).

 (c)                             Registrant's Articles Supplementary dated April 14, 2000 are incorporated by reference to Exhibit (a)2.b. to Post-Effective Amendment No. 13 to Form N-1A Registration Statement (File No. 33-36423, as filed on April 20, 2000).

 (d)                                Registrant's Articles Supplementary dated February 21, 2003 are incorporated by reference to Exhibit (a)2.c. to Post-Effective Amendment No. 16 to Form N-1A Registration Statement (File No. 33-36423, as filed on April 24, 2003).

 (e)                             Registrant's Articles Supplementary dated February 15, 2007 are incorporated by reference to Exhibit (a)2.d. to Post-Effective Amendment No. 21 to Form N-1A Registration Statement (File No. 33-36423, as filed on April 20, 2007).

(2) See Exhibit 2 to Post-Effective Amendment No. 7 to Form N-1A (File No. 33-36423, as filed on April 26, 1996) for a copy of Registrant's By-Laws.

(3) None.

(4)  Form of Agreement and Plan of Reorganization constitutes Appendix A of Part A hereof.

(5)  Reference is made to Exhibits 1(a) and 2 hereof.

(6)   (a) See Exhibit 5 to Post-Effective Amendment No. 7 to Form N-1A (File No. 33-36423, as filed on April 26, 1996) for a copy of Registrant's Investment Advisory Agreement on behalf of the Growth Portfolio.

(b) Registrant's Investment Advisory Agreement on behalf of the Small-Cap/Mid-Cap Portfolio is incorporated by reference to Exhibit (d)5. to Post-Effective Amendment No. 13 to Form N-1A Registration Statement (File No. 33-36423, as filed on April 20, 2000).

See Exhibit 6a to Post-Effective Amendment No. 7 to Form N-1A (File No. 33-36423, as filed on April 26, 1996) for a copy of Registrant's Fund Participation Agreement with the American National Variable Annuity Separate Account and Exhibit 6b with the American National Variable Life Separate Account.

(8)   None.

 (9)   See Exhibit 8a and Exhibit 8b to Post-Effective Amendment No. 7 to Form N-1A (File No. 33-36423, as filed on April 26, 1996) for a copy of Registrant's current Custodian Agreement and Sub-Custodian Agreement.

(10) None.

(11) Consent and opinion of Registrant's counsel, Greer, Herz & Adams, L.L.P. .

(12)  None.

(13)  None.

(14)  Consent of independent registered public accounting firm BKD, LLP.

(15) Financial Data Schedules are incorporated by reference as filed with Form N-SAR-B on August 18, 2008.

(16) Power of Attorney is incorporated herein by reference to Exhibit (j)2. to Post-Effective Amendment No. 20 to the Form N-1A Registration Statement (File No. 33-36423, as filed on April 26, 2006).

(17)  (a)  Growth Portfolio Financial Highlights are included as Appendix B to Part A hereof.

Form of Voting Instruction Form is filed herein.

Registrant's Prospectus and Statement of Additional Information dated May 1, 2008 filed in Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A are incorporated by reference as they relate to the Portfolios (File No. 33-36423, as filed on April 17, 2008).

Registrant's Audited Financial Reports for the Portfolio's for the fiscal year ended December 31, 2007 filed on Form N-CSR are incorporated by reference (File No. 33-36423, as filed on March 6, 2008).

Registrant's Unaudited Semi-Annual Financial Reports for the Portfolios for the period ended June 30, 2008 filed on Form N-CSRS are incorporated by reference (File No. 33-36423, as filed on August 22, 2008).

Item 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC., certifies that it meets all of the requirements for effectiveness of this Registration Statement, on Form N-14, pursuant to Rule 488 under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of League City and State of Texas, on the 6th day of October, 2008.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

By:         ___/s/ Michael W. McCroskey___________

                Michael W. McCroskey, President

                Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

PRINCIPAL EXECUTIVE AND

FINANCIAL OFFICER:                                                                  PRINCIPAL ACCOUNTING OFFICER:

__/s/ Michael W. McCroskey__________                                    ____/s/ Brenda T. Koelemay_______

Michael W. McCroskey, President                                                   Brenda T. Koelemay, Treasurer

Date: __October 6, 2008____                                                         Date: ___ October 6, 2008_______

DIRECTORS

__/s/         _Florentino F. Gonzalez________                                __ _/s/ Robert V. Shattuck, Jr._________

*Florentino F. Gonzalez                                                                     *Robert V. Shattuck, Jr.

By: Michael W. McCroskey, Power of Attorney                           By: Michael W. McCroskey, Power of Attorney

Date: ___ October 6, 2008________                                          Date: ___ October 6, 2008________

____/s/ Lea McLeod Matthews________                                    ____/s/ Donald P. Stevens         _______

*Lea McLeod Matthews                                                                   *Donald P. Stevens

By: Michael W. McCroskey, Power of Attorney                           By: Michael W. McCroskey, Power of Attorney

Date: ___ October 6, 2008________                                          Date: ___ October 6, 2008________

__/s/ Michael W. McCroskey    _______                                       __/s/ Steven H. Stubbs             ________

Michael W. McCroskey                                                                     *Steven H. Stubbs

Date: ___ October 6, 2008________                                          By: Michael W. McCroskey, Power of Attorney

                                                                                                    Date: ___October 6, 2008________

__ /s/ Ann McLeod Moody           ________                                 _____/s/ Jamie G. Williams__________

*Ann McLeod Moody                                                                       *Jamie G. Williams

By: Michael W. McCroskey, Power of Attorney                           By: Michael W. McCroskey, Power of Attorney

Date: ___ October 6, 2008________                                          Date: ___ October 6, 2008________

__ _/s/ Edwin K. Nolan                  __________

*Edwin K. Nolan

By: Michael W. McCroskey, Power of Attorney

Date: ___ October 6, 2008________

*Pursuant to a Power of Attorney executed by the Board of Directors dated February 16, 2006 attached as Exhibit (j) 2 to Post-Effective Amendment No. 20.

                                         Index to Exhibits
                                            -----------------

Exhibit No.        Description of Exhibits
-----------        -----------------------

(11)               Form of Opinion and Consent of Greer, Herz & Adams, L.L.P.

(14)              Consent of Independent Registered Public Accounting Firm, BKD,LLP.